UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1:	Report(s) to Shareholders.

Annual Report  |  December 31, 2020
Schwab Government Money Market Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab Government Money Market Portfolio
Portfolio Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management, Inc. for five years. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager and from 2000 to 2003, worked as a fixed-income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed-income strategy. Prior to that role, she served as a portfolio manager performing fixed-income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed-income global banking and investments.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio

The Schwab Government Money Market Portfolio (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested in U.S. government securities, including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended December 31, 2020, demand for government money market funds rose. Beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting a flight to quality, triggering dramatic social distancing restrictions, shuttering businesses, and causing U.S. stocks to fall steeply. The short-term U.S. Treasury yield curve became increasingly inverted in January and February 2020, as the impact of the spreading COVID-19 virus became more severe and the odds of a near-term U.S. Federal Reserve (Fed) rate cut increased.
By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The Fed implemented two emergency rate cuts in March, resulting in a target range for the federal funds rate of 0.00% to 0.25%, where it remained through the end of the reporting period. Low interest rates, combined with record inflows into government money market funds from investors seeking safety, pushed yields on government and U.S. Treasury securities down to historic lows. By April, as yields remained low, demand for government money market funds began to recede as investors began shifting back into prime money market funds in search of incremental sources of income.
Outside the U.S., major central banks reduced their policy rates or maintained their already low—and for some international central banks, negative—interest rates. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, and on continuing a rigorous credit review process and ongoing monitoring for all issuers and regions in which the fund invests. The fund’s weighted average maturity (WAM) varied throughout the reporting period as a result of pandemic-driven shocks to the economy and the Fed’s extraordinary response, lengthening over the second half of the year in anticipation of the slowdown in the issuance of government securities and uncertainty regarding future issuance. The fund’s WAM began the reporting period at 38 days, reached a low of 29 days in August and a high of 47 days in December, before ending the reporting period at 44 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	44 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[5]	Less than 0.05%
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields1
The seven-day yield is the income generated by the fund’s holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Government Money Market Portfolio
Ticker Symbol	SWPXX
Seven-Day Yield (with waivers)[2]	0.01%
Seven-Day Yield (without waivers)[2]	-0.19%
Seven-Day Effective Yield (with waivers)[2]	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20	Expenses Paid During Period 7/1/20-12/31/20[3]
Schwab Government Money Market Portfolio
Actual Return	0.19%	$1,000.00	$1,000.10	$0.96
Hypothetical 5% Return	0.19%	$1,000.00	$1,024.14	$0.97

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expense ratio (annualized) reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
[3]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.00 [2]	0.02	0.02	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.02	0.02	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.02)	(0.02)	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.28%	1.91%	1.52%	0.45%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.26% [3],[4]	0.35%	0.35%	0.46% [5]	0.37% [3]
Gross operating expenses	0.41%	0.47%	0.48%	0.50%	0.49%
Net investment income (loss)	0.25%	1.88%	1.55%	0.44%	0.01%
Net assets, end of period (x 1,000,000)	$185	$149	$138	$95	$106

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio. (See financial note 4)
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Government Money Market Portfolio  |  Annual Report
See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 38.5% of net assets
U.S. Government Agency Debt 6.4%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.70%		04/12/21	200,000	200,119
		0.13%		08/12/21	1,300,000	1,299,948
		0.13%		08/17/21	100,000	99,919
		0.10%		10/06/21	100,000	99,924
FEDERAL HOME LOAN BANKS		0.10%		01/29/21	1,300,000	1,299,911
		0.09%		02/23/21	1,000,000	999,882
		0.09%		02/24/21	500,000	499,936
		0.12%		02/26/21	1,400,000	1,399,759
		0.45%		03/08/21	500,000	499,606
		0.40%		03/09/21	500,000	499,644
		0.63%		03/09/21	100,000	100,051
		2.50%		03/12/21	300,000	301,122
		0.50%		03/16/21	200,000	199,978
		0.40%		03/19/21	300,000	299,753
		0.40%		03/22/21	500,000	499,572
		0.12%		06/23/21	500,000	499,985
		0.13%		08/20/21	900,000	899,906
		0.13%		09/10/21	1,100,000	1,099,949
		2.38%		09/10/21	100,000	101,528
FEDERAL HOME LOAN MORTGAGE CORPORATION		2.38%		02/16/21	200,000	200,421
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.38%		02/26/21	750,000	751,373
						11,852,286
U.S. Treasury Debt 32.1%
UNITED STATES TREASURY		0.09%		01/05/21	1,000,000	999,997
		0.11%		01/05/21	700,000	699,998
		0.12%		01/07/21	2,200,000	2,199,978
		2.00%		01/15/21	800,000	800,452
		0.10%		01/21/21	2,900,000	2,899,859
		0.10%		01/26/21	1,000,000	999,939
		0.10%		01/28/21	800,000	799,947
		0.10%		02/04/21	1,300,000	1,299,887
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Schwab Government Money Market Portfolio  |  Annual Report
See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.10%		02/09/21	1,000,000	999,903
		0.09%		02/11/21	1,300,000	1,299,872
		2.25%		02/15/21	1,100,000	1,102,688
		0.08%		02/16/21	1,200,000	1,199,882
		0.13%		02/16/21	700,000	699,895
		0.10%		02/18/21	8,800,000	8,798,867
		0.09%		02/18/21	1,000,000	999,884
		0.09%		02/23/21	1,700,000	1,699,787
		0.10%		02/23/21	1,000,000	999,868
		0.09%		02/25/21	1,500,000	1,499,816
		0.09%		03/02/21	1,400,000	1,399,815
		0.08%		03/09/21	600,000	599,912
		2.38%		03/15/21	2,100,000	2,108,968
		0.09%		03/23/21	1,000,000	999,809
		0.09%		03/25/21	3,600,000	3,599,302
		0.11%		03/30/21	1,000,000	999,747
		2.25%		03/31/21	900,000	903,889
		0.09%		04/06/21	1,300,000	1,299,718
		0.09%		04/08/21	400,000	399,908
		0.09%		04/22/21	700,000	699,807
		2.13%		05/31/21	1,000,000	1,008,118
		1.63%		06/30/21	800,000	805,920
		2.13%		06/30/21	600,000	605,873
		2.63%		07/15/21	1,700,000	1,722,388
		1.75%		07/31/21	600,000	605,576
		2.75%		08/15/21	900,000	914,507
		1.13%		08/31/21	2,400,000	2,415,846
		2.00%		08/31/21	400,000	404,893
		1.50%		08/31/21	400,000	403,674
		2.13%		09/30/21	500,000	507,391
		1.50%		09/30/21	300,000	303,044
		2.00%		10/31/21	400,000	406,228
		1.25%		10/31/21	2,500,000	2,523,481
		1.50%		10/31/21	2,400,000	2,427,223
		2.88%		11/15/21	800,000	819,120
		1.50%		11/30/21	400,000	404,961
						59,289,637
Total Fixed-Rate Obligations
(Cost $71,141,923)						71,141,923

Variable-Rate Obligations 20.5% of net assets
U.S. Government Agency Debt 15.4%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR - 0.03%)		0.12%	01/04/21	03/03/21	500,000	500,000
(SOFR + 0.30%)		0.39%	01/04/21	04/27/21	800,000	800,000
(SOFR + 0.21%)		0.30%	01/04/21	10/28/21	200,000	200,000
(SOFR + 0.08%)		0.17%	01/04/21	03/10/22	400,000	400,000
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Schwab Government Money Market Portfolio  |  Annual Report
See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.09%)		0.18%	01/04/21	07/25/22	300,000	299,976
(SOFR + 0.06%)		0.15%	01/04/21	10/21/22	600,000	600,000
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.17%)		0.06%		01/08/21	1,300,000	1,300,032
(SOFR + 0.11%)		0.20%	01/04/21	01/15/21	250,000	250,000
(3 mo. USD-LIBOR - 0.14%)		0.07%		02/12/21	1,000,000	1,000,000
(1 mo. USD-LIBOR - 0.05%)		0.10%	01/19/21	02/16/21	1,000,000	999,999
(SOFR + 0.10%)		0.19%	01/04/21	02/22/21	700,000	700,000
(1 mo. USD-LIBOR - 0.03%)		0.11%	01/25/21	02/24/21	500,000	500,000
(SOFR + 0.07%)		0.16%	01/04/21	02/26/21	500,000	500,000
(SOFR + 0.08%)		0.17%	01/04/21	03/04/21	1,100,000	1,100,000
(SOFR + 0.14%)		0.23%	01/04/21	03/10/21	100,000	100,000
(SOFR + 0.12%)		0.21%	01/04/21	03/12/21	200,000	200,002
(1 mo. USD-LIBOR - 0.03%)		0.12%	01/19/21	03/19/21	1,100,000	1,100,000
(1 mo. USD-LIBOR - 0.01%)		0.14%	01/05/21	04/05/21	1,000,000	1,000,000
(SOFR + 0.17%)		0.26%	01/04/21	04/09/21	200,000	200,000
(1 mo. USD-LIBOR - 0.02%)		0.13%	01/04/21	05/03/21	500,000	500,000
(1 mo. USD-LIBOR + 0.07%)		0.22%	01/04/21	05/04/21	700,000	700,000
(SOFR + 0.10%)		0.19%	01/04/21	05/07/21	250,000	250,000
(SOFR + 0.06%)		0.15%	01/04/21	05/14/21	2,000,000	2,000,000
(SOFR + 0.08%)		0.17%	01/04/21	06/11/21	1,000,000	1,000,000
(SOFR + 0.08%)		0.17%	01/04/21	07/08/21	750,000	750,000
(SOFR + 0.05%)		0.14%	01/04/21	07/16/21	500,000	500,000
(SOFR + 0.09%)		0.18%	01/04/21	09/10/21	900,000	900,000
(SOFR + 0.12%)		0.21%	01/04/21	02/28/22	700,000	700,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.03%)		0.12%	01/04/21	02/19/21	500,000	500,000
(SOFR + 0.32%)		0.41%	01/04/21	09/23/21	100,000	100,000
(SOFR + 0.15%)		0.24%	01/04/21	03/04/22	900,000	900,000
(SOFR + 0.20%)		0.29%	01/04/21	03/11/22	200,000	200,000
(SOFR + 0.19%)		0.28%	01/04/21	06/02/22	500,000	500,000
(SOFR + 0.10%)		0.19%	01/04/21	08/19/22	1,300,000	1,300,000
(SOFR + 0.10%)		0.19%	01/04/21	09/09/22	800,000	800,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.30%)		0.39%	01/04/21	09/24/21	500,000	500,000
(SOFR + 0.34%)		0.43%	01/04/21	10/20/21	500,000	500,000
(SOFR + 0.35%)		0.44%	01/04/21	04/07/22	700,000	700,190
(SOFR + 0.39%)		0.48%	01/04/21	04/15/22	700,000	700,000
(SOFR + 0.24%)		0.33%	01/04/21	04/29/22	500,000	500,000
(SOFR + 0.20%)		0.29%	01/04/21	05/09/22	800,000	800,000
(SOFR + 0.19%)		0.28%	01/04/21	05/19/22	1,200,000	1,200,000
(SOFR + 0.19%)		0.28%	01/04/21	05/27/22	250,000	250,000
						28,500,199
U.S. Treasury Debt 3.5%
UNITED STATES TREASURY
(3 mo. US TBILL + 0.12%)		0.21%	01/04/21	01/31/21	600,000	599,982
(3 mo. US TBILL + 0.14%)		0.23%	01/04/21	04/30/21	800,000	800,099
(3 mo. US TBILL + 0.30%)		0.40%	01/04/21	10/31/21	700,000	701,397
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Schwab Government Money Market Portfolio  |  Annual Report
See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.15%)		0.25%	01/04/21	01/31/22	900,000	899,931
(3 mo. US TBILL + 0.11%)		0.21%	01/04/21	04/30/22	200,000	200,171
(3 mo. US TBILL + 0.06%)		0.15%	01/04/21	07/31/22	2,800,000	2,799,892
(3 mo. US TBILL + 0.06%)		0.15%	01/04/21	10/31/22	500,000	499,954
						6,501,426
Variable Rate Demand Notes 1.6%
ALABAMA HFA
M/F HOUSING RB (CHAPEL RIDGE APTS) SERIES 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.19%		01/07/21	100,000	100,000
EMERYVILLE SUCCESSOR REDEVELOPMENT AGENCY
M/F HOUSING RB (BAY ST APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		01/07/21	300,000	300,000
LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY DEVELOPMENT AUTH
RB (LOUISE S. MCGEHEE SCHOOL) SERIES 2010 (LOC: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	290,000	290,000
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
M/F DEVELOPMENT RB (SHARP LEADENHALL APTS) SERIES 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	100,000	100,000
METRO GOVERNMENT OF NASHVILLE & DAVIDSON CNTY HEALTH & EDUCATIONAL FACILITIES BOARD
M/F HOUSING REFUNDING RB (BRENTWOOD OAKS APTS) SERIES 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.17%		01/07/21	100,000	100,000
NEVADA HOUSING DIVISION
HOUSING RB (VISTA CREEK APTS) SERIES 2007 (LOC: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	100,000	100,000
NEW YORK STATE HFA
HOUSING RB (CAROLINE APTS) SERIES 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.11%		01/07/21	100,000	100,000
HOUSING RB (CLINTON GREEN SOUTH) SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	200,000	200,000
HOUSING RB (NORTH END AVE) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.09%		01/07/21	500,000	500,000
ORANGE CNTY HFA
M/F HOUSING RB (LEE VISTA CLUB APTS) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		01/07/21	100,000	100,000
M/F HOUSING RB (LANDINGS ON MILLENIA BLVD APTS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.16%		01/07/21	100,000	100,000
SACRAMENTO CNTY HOUSING AUTH
M/F HOUSING RB (LOGAN PARK APTS) SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.15%		01/07/21	300,000	300,000
SAN JOSE
M/F HOUSING REFUNDING RB (LAS VENTANAS APTS) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.10%		01/07/21	100,000	100,000
ST. TAMMANY PARISH DEVELOPMENT DISTRICT
RB (BCS DEVELOPMENT) SERIES 2008 (LOC: FEDERAL HOME LOAN BANKS)	a	0.12%		01/07/21	195,000	195,000
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Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
M/F HOUSING RB (TOWER RIDGE APTS) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a	0.19%		01/07/21	100,000	100,000
M/F HOUSING REFUNDING RB (ALTA CULLEN APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	100,000	100,000
M/F HOUSING RB (COSTA IBIZA APTS) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	a	0.17%		01/07/21	100,000	100,000
						2,885,000
Total Variable-Rate Obligations
(Cost $37,886,625)						37,886,625
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	b	0.03%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 41.9% of net assets
U.S. Government Agency Repurchase Agreements* 20.0%
BANK OF MONTREAL
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,060,015, 2.88% - 4.00%, due 04/30/25 - 09/15/54)		0.07%		01/04/21	2,000,016	2,000,000
BNP PARIBAS SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $5,100,236, 0.00% - 5.50%, due 04/22/21 - 06/20/50)		0.08%		01/04/21	5,000,044	5,000,000
BOFA SECURITIES INC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $4,120,001, 3.81%, due 09/01/38)		0.08%		01/04/21	4,000,036	4,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $3,090,028, 2.00%, due 09/01/50)		0.08%		01/04/21	3,000,027	3,000,000
GOLDMAN SACHS & CO LLC
Issued 12/28/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $2,040,000, 2.00% - 3.50%, due 04/01/42 - 08/01/50)		0.10%		01/04/21	2,000,039	2,000,000
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Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $3,060,016, 2.25%, due 03/31/26)		0.07%		01/04/21	3,000,023	3,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $4,120,338, 2.50%, due 12/20/50)		0.08%		01/04/21	4,000,036	4,000,000
MIZUHO SECURITIES USA LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $1,020,084, 0.63%, due 08/15/30)		0.08%		01/04/21	1,000,009	1,000,000
RBC DOMINION SECURITIES INC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,060,001, 0.00% - 3.50%, due 06/03/21 - 12/01/50)		0.08%		01/04/21	2,000,018	2,000,000
ROYAL BANK OF CANADA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $8,240,065, 1.00% - 4.50%, due 05/15/44 - 01/01/58)		0.07%		01/04/21	8,000,062	8,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Government Agency Securities valued at $3,120,029, 2.50%, due 12/01/50)		0.08%		01/04/21	3,000,027	3,000,000
						37,000,000
U.S. Treasury Repurchase Agreements 21.9%
BANK OF NOVA SCOTIA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $4,080,067, 0.00% - 3.75%, due 03/25/21 - 11/15/43)		0.06%		01/04/21	4,000,027	4,000,000
BARCLAYS BANK PLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $3,646,722, 0.13%, due 10/31/22)		0.06%		01/04/21	3,575,191	3,575,167
BARCLAYS CAPITAL INC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $5,100,014, 2.13%, due 09/30/21)		0.06%		01/04/21	5,000,033	5,000,000
BNP PARIBAS SA
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $5,100,123, 0.00% - 7.88%, due 02/15/21 - 02/15/49)		0.06%		01/04/21	5,000,033	5,000,000
FICC - BANK OF NEW YORK
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $5,100,073, 0.63%, due 05/15/30)		0.05%		01/04/21	5,000,028	5,000,000
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $8,160,078, 0.63%, due 05/15/30)		0.06%		01/04/21	8,000,053	8,000,000
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Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $5,100,023, 3.13%, due 11/15/28)		0.06%		01/04/21	5,000,033	5,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/20, repurchase date 01/04/21 (Collateralized by U.S. Treasury Securities valued at $5,100,149, 3.38%, due 11/15/48)		0.06%		01/04/21	5,000,033	5,000,000
						40,575,167
Total Repurchase Agreements
(Cost $77,575,167)						77,575,167
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
a	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
b	The rate shown is the 7-day yield.

AUTH —	Authority
CNTY —	County
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$71,141,923	$—	$71,141,923
Variable-Rate Obligations[1]	—	37,886,625	—	37,886,625
Other Investment Company[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	77,575,167	—	77,575,167
Total	$45,600	$186,603,715	$—	$186,649,315
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$109,074,148
Repurchase agreements, at cost and value (Note 2a)		77,575,167
Receivables:
Fund shares sold		220,766
Interest		132,310
Receivable from investment adviser		12
Prepaid expenses	+	453
Total assets		187,002,856
Liabilities
Payables:
Investments bought		1,399,815
Independent trustees’ fees		161
Fund shares redeemed		406,867
Accrued expenses	+	122,067
Total liabilities		1,928,910
Net Assets
Total assets		187,002,856
Total liabilities	–	1,928,910
Net assets		$185,073,946
Net Assets by Source
Capital received from investors		185,028,230
Total distributable earnings		45,716

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$185,073,946		185,075,055		$1.00

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Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Interest		$944,741
Dividends	+	177
Total investment income		944,918
Expenses
Investment adviser and administrator fees		563,449
Portfolio accounting fees		88,240
Professional fees		33,597
Custodian fees		24,539
Independent trustees’ fees		20,252
Shareholder reports		9,886
Transfer agent fees		2,479
Other expenses	+	4,953
Total expenses		747,395
Expense reduction by CSIM and its affiliates	–	260,737
Net expenses	–	486,658
Net investment income		458,260
Realized Gains (Losses)
Net realized gains on investments		13
Increase in net assets resulting from operations		$458,273
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Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$458,260	$2,710,302
Net realized gains	+	13	117
Increase in net assets from operations		458,273	2,710,419
Distributions to Shareholders
Total distributions		($458,260)	($2,712,866)
Transactions in Fund Shares*
Shares sold		219,731,996	147,763,496
Shares reinvested		458,260	2,712,866
Shares redeemed	+	(183,969,281)	(139,896,335)
Net transactions in fund shares		36,220,975	10,580,027
Net Assets
Beginning of period		148,852,958	138,275,378
Total increase	+	36,220,988	10,577,580
End of period		$185,073,946	$148,852,958
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Government Money Market Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab Government Money Market Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2020, 100% of the fund’s shares were held through separate accounts of four insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Underlying funds: Mutual funds are valued at their respective NAVs.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2020, the fund had investments in repurchase agreements with a gross value of $ 77,575,167 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious
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Schwab Government Money Market Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated by the fund to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e. the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, Fannie Mae and Freddie Mac maintain only lines of credit with the U.S. Treasury. Additionally, the FHFA recently announced plans to begin removing Fannie Mae and Freddie Mac from conservatorship. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
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Financial Notes (continued)

3. Risk Factors (continued):
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Tax Diversification Risk. As described above, the fund intends to operate as a government money market fund under the regulations governing money market funds. Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the Diversification Requirements). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the fund invested in securities issued by the U.S. government, its agencies or instrumentalities must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.
Operating as a government money market fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable life insurance and variable annuity contract owners whose contract values are determined by investment in the fund.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Prior to September 24, 2020, the advisory and administrative service fee of the fund was as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2020, the aggregate advisory fee paid to CSIM by the fund was 0.30%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.34%. Prior to September 24. 2020, the expense limitation was 0.35%.
During the period ended December 31, 2020, the fund waived a total of $260,737 in expenses: $120,317 was waived in accordance with the contractual expense limitation noted above and $140,420 was waived voluntarily. See Voluntary Yield Waiver/Reimbursement note below.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers Section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2020, the fund’s total aggregate security transactions with other funds in the Fund Complex was $2,501,578 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
At December 31, 2020, the tax basis cost of the fund’s investments was $186,603,715 and the unrealized appreciation and depreciation were $45,600 and ($0), respectively, with a net unrealized appreciation of $45,600.
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$116
Other unrealized appreciation (depreciation)	45,600
Total	$45,716
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had no capital loss carryforwards.
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Financial Notes (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current fiscal year end distributions
Ordinary income	$458,260
Prior fiscal year end distributions
Ordinary income	$2,712,866
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

8. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab Government Money Market Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Government Money Market Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2020, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the four years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

For the fiscal year ended December 31, 2020, the fund designates 100% of dividend income as business interest income under section 163(j) of the Internal Revenue Code.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that a fund’s investment advisory agreement, including any amendments thereto, must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
At a meeting held on September 22, 2020 (the Meeting), the Board, including a majority of the Independent Trustees, considered information relating to a proposed amendment to the investment advisory agreement (the Amendment) between Schwab Annuity Portfolios (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Government Money Market Portfolio (the Fund), to reflect a reduction in the advisory fee paid by the Fund to CSIM as compensation for CSIM’s services rendered to the Fund. The Board also considered a corresponding amendment to the Fund’s expense limitation agreement to reduce the Fund’s expense limitation. The Board reviewed materials provided by CSIM relating to these changes, including a representation by CSIM that the changes will not result in any reduction in the nature and level of services provided to the Fund by CSIM. The Board also considered the extensive information that the Board reviewed and the conclusions it reached at its May and June 2020 meetings (the Annual Meetings) in connection with its annual consideration and approval of the continuation of the Fund’s investment advisory agreement.
Based on the Trustees’ deliberation and their evaluation of the information described at the Meeting and the Annual Meetings, the Board, including a majority of the Independent Trustees, approved the Amendment with respect to the Fund effective September 24, 2020 and concluded that the compensation payable by the Fund to CSIM under the Agreement is fair and reasonable in light of the services CSIM renders to (and the expenses it bears relating to) the Fund and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Government Money Market Portfolio  |  Annual Report

Notes

Notes

Annual Report  |  December 31, 2020
Schwab S&P 500 Index Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab S&P 500 Index Portfolio
The Investment Environment

For the 12-month reporting period ended December 31, 2020, U.S. equity markets posted strong returns in a historically volatile year. Up until the final week of February, equity markets rose steadily with several major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, U.S. Congress and the U.S. Federal Reserve (Fed) had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to help bolster the economy. The extraordinary response prompted a rally in equity markets from their March lows. By early September, key U.S. market indices had exceeded their mid-February highs before falling back slightly as COVID-19 infection rates spiked, raising fears of a resurgence as well as the possibility of increased social distancing restrictions and shuttering of businesses. Equity markets generally rose again in November and December fueled by the early stages of a shift in the market towards cyclical sectors, in part as a result of the initial distribution of COVID-19 vaccines in December. U.S. equities ended the reporting period at record highs. For the reporting period, the S&P 500® Index returned 18.40%, with sectors that benefitted as a result of the COVID-19 pandemic and associated stay-at-home orders, such as the information technology sector, outperforming other sectors that were more impacted by the COVID-19 pandemic.
Prior to the onset of the COVID-19 pandemic, the U.S. economy, despite ongoing trade tensions with China, maintained steady growth, albeit at a slowing pace. However, amid the fallout of the COVID-19 pandemic, the U.S. entered recessionary territory with record speed. U.S. gross domestic product (GDP) fell steeply, declining at an annualized rate of 5.0% and 31.4% for the first and second quarters of 2020, respectively, with the second quarter representing the largest contraction in U.S. GDP since 1947 when modern GDP measurements began. GDP subsequently jumped by an annualized rate of 33.4% for the third quarter of 2020, reflecting increased consumer demand and business spending. Unemployment remained at record lows through February before a record number of unemployment claims in March resulted in the largest monthly increase in the U.S. unemployment rate since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Unemployment declined from May through November, dropping below double digits beginning in
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
The Investment Environment (continued)

August. Unemployment was unchanged from November to December. Consumer confidence remained solid through February, but was volatile over the remainder of the reporting period.
Many central banks around the world, including the Fed, reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., after enacting three interest rate cuts in the second half of 2019 and as the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate of 0.00% to 0.25%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to potentially allow inflation to rise above its 2% target for periods of time even in times of rising employment.
Over the reporting period, growth stocks significantly outperformed value stocks, and large-caps strongly outperformed small-caps. Among the sectors of the S&P 500® Index, seven sectors posted double-digit gains over the reporting period, three sectors posted negative returns, and one sector returned less than 1%. The information technology sector was the strongest performer over the reporting period, by a large margin, driven by strong performance among the sector’s biggest names, including Apple Inc. and Microsoft Corp., on strong demand of products and services to support the pervasive shift to working and learning from home. The consumer discretionary sector was also a strong performer. Although the consumer discretionary sector was hurt by business shutdowns and weakness in industries greatly impacted by the pandemic, including hotels, automobiles, and apparel, it was boosted by increased e-commerce activity particularly Amazon.com, Inc. The energy sector was the weakest sector over the reporting period, by a large margin. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures fell into negative territory as storage capacity evaporated and demand waned. However, as production was slashed, relieving pressure on constrained storage capacity, demand stabilized. The energy sector continues to face uncertainty due to supply and demand imbalance related to COVID-19 pandemic economic shutdowns. The real estate sector was also weak for the reporting period. Despite historically low interest rates, REITs have struggled. In addition, commercial property demand has waned.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Portfolio Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the fund. Before joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio as of December 31, 2020

The Schwab S&P 500 Index Portfolio (the fund) seeks to track the total return of the S&P 500® Index (the index), which comprises the stocks of 500 leading U.S. publicly-traded companies across a broad range of industries. To pursue its investment objective, the fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategy and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended December 31, 2020, U.S. equity markets posted strong returns in a historically volatile year. Up until the final week of February, equity markets rose steadily with several major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, U.S. Congress and the U.S. Federal Reserve (Fed) had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to help bolster the economy. The extraordinary response prompted a rally in equity markets from their March lows. By early September, key U.S. market indices had exceeded their mid-February highs before falling back slightly as COVID-19 infection rates spiked, raising fears of a resurgence as well as the possibility of increased social distancing restrictions and shuttering of businesses. Equity markets generally rose again in November and December, in part as a result of the initial distribution of COVID-19 vaccines in December. U.S. equities ended the reporting period at record highs.
Performance. The fund generally tracked the index for the reporting period. The fund returned 18.28% for the 12-month reporting period ended December 31, 2020, compared with the index, which returned 18.40%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The fund’s holdings in the energy sector were the largest detractors from the total return of the fund. Energy stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately -34% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp. returned approximately -36% for the reporting period.
The financials sector also detracted from the total return of the fund. Financials stocks represented an average weight of approximately 11% of the fund’s investments and returned approximately -2% for the reporting period.
The fund’s holdings in the information technology sector were the largest contributors to the total return of the fund. Information technology stocks represented an average weight of approximately 26% of the fund’s investments and returned approximately 44% for the reporting period. The fund’s holdings of Apple Inc. are one example from this sector, returning approximately 82% for the reporting period.
The consumer discretionary sector also contributed to the total return of the fund. Consumer discretionary stocks represented an average weight of approximately 11% of the fund’s investments and returned approximately 33% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2010 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/96)	18.28%	15.11%	13.70%
S&P 500® Index	18.40%	15.22%	13.88%
Fund Category: Morningstar Large-Cap Blend[2]	17.19%	14.17%	12.97%
Fund Expense Ratio[3]: 0.03%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
Index ownership — “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of December 31, 2020 (continued)

Statistics1
Number of Holdings	507
Weighted Average Market Cap ($ x 1,000,000)	$489,333
Price/Earnings Ratio (P/E)	29.0
Price/Book Ratio (P/B)	4.0
Portfolio Turnover Rate	14%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20	Expenses Paid During Period 7/1/20-12/31/20[2]
Schwab S&P 500 Index Portfolio
Actual Return	0.03%	$1,000.00	$1,221.60	$0.17
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.95	$0.15

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 366 days of the fiscal year.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$47.48	$37.10	$39.51	$33.01	$30.09
Income (loss) from investment operations:
Net investment income (loss)[1]	0.96	0.91	0.82	0.71	0.62
Net realized and unrealized gains (losses)	7.58	10.64	(2.51)	6.39	2.85
Total from investment operations	8.54	11.55	(1.69)	7.10	3.47
Less distributions:
Distributions from net investment income	(0.53)	(0.78)	(0.68)	(0.59)	(0.55)
Distributions from net realized gains	(0.08)	(0.39)	(0.04)	(0.01)	—
Total distributions	(0.61)	(1.17)	(0.72)	(0.60)	(0.55)
Net asset value at end of period	$55.41	$47.48	$37.10	$39.51	$33.01
Total return	18.28%	31.48%	(4.40%)	21.72%	11.68%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.06% [2]	0.22%
Net operating expenses	N/A	N/A	N/A [3]	0.06% [2]	0.22%
Net investment income (loss)	2.03%	2.13%	2.03%	1.97%	2.00%
Portfolio turnover rate	14%	6%	5%	3%	2%
Net assets, end of period (x 1,000,000)	$947	$588	$340	$346	$282

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 12/31/17 is a blended ratio.
3
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
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Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus. The fund also makes available its complete schedule of portfolio holdings 60 to 80 days after the end of the fiscal quarter on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 2.1%
Aptiv plc	8,025	1,045,577
BorgWarner, Inc.	7,218	278,904
Ford Motor Co.	116,143	1,020,897
General Motors Co.	37,427	1,558,460
Tesla, Inc. *	22,525	15,895,217
		19,799,055

Banks 3.8%
Bank of America Corp.	226,151	6,854,637
Citigroup, Inc.	61,849	3,813,609
Citizens Financial Group, Inc.	12,665	452,901
Comerica, Inc.	4,105	229,305
Fifth Third Bancorp	21,179	583,905
First Republic Bank	5,167	759,187
Huntington Bancshares, Inc.	30,284	382,487
JPMorgan Chase & Co.	90,548	11,505,935
KeyCorp	29,008	476,021
M&T Bank Corp.	3,817	485,904
People’s United Financial, Inc.	12,499	161,612
Regions Financial Corp.	28,586	460,806
SVB Financial Group *	1,540	597,258
The PNC Financial Services Group, Inc.	12,589	1,875,761
Truist Financial Corp.	40,054	1,919,788
U.S. Bancorp	40,730	1,897,611
Wells Fargo & Co.	122,824	3,706,828
Zions Bancorp NA	4,835	210,033
		36,373,588

Capital Goods 5.7%
3M Co.	17,134	2,994,852
A.O. Smith Corp.	4,035	221,199
Allegion plc	2,727	317,368
AMETEK, Inc.	6,835	826,625
Carrier Global Corp.	24,202	912,899
Caterpillar, Inc.	16,137	2,937,257
Cummins, Inc.	4,397	998,559
Deere & Co.	9,308	2,504,317
Dover Corp.	4,282	540,602
Eaton Corp. plc	11,840	1,422,458
Emerson Electric Co.	17,765	1,427,773
Fastenal Co.	17,057	832,893
Flowserve Corp.	3,872	142,683
Fortive Corp.	10,019	709,546
Fortune Brands Home & Security, Inc.	4,143	355,138
General Dynamics Corp.	6,904	1,027,453
General Electric Co.	260,226	2,810,441
Honeywell International, Inc.	20,843	4,433,306
Howmet Aerospace, Inc.	11,598	331,007
Huntington Ingalls Industries, Inc.	1,201	204,746
IDEX Corp.	2,251	448,399
Illinois Tool Works, Inc.	8,555	1,744,193
Ingersoll Rand, Inc. *	11,046	503,256
Jacobs Engineering Group, Inc.	3,853	419,823
Johnson Controls International plc	21,508	1,002,058
Security	Number of Shares	Value ($)
L3Harris Technologies, Inc.	6,242	1,179,863
Lockheed Martin Corp.	7,313	2,595,969
Masco Corp.	7,750	425,708
Northrop Grumman Corp.	4,606	1,403,540
Otis Worldwide Corp.	12,096	817,085
PACCAR, Inc.	10,291	887,907
Parker-Hannifin Corp.	3,827	1,042,513
Pentair plc	4,922	261,309
Quanta Services, Inc.	4,131	297,515
Raytheon Technologies Corp.	45,113	3,226,031
Rockwell Automation, Inc.	3,452	865,796
Roper Technologies, Inc.	3,116	1,343,276
Snap-on, Inc.	1,610	275,535
Stanley Black & Decker, Inc.	4,760	849,946
Teledyne Technologies, Inc. *	1,093	428,434
Textron, Inc.	6,817	329,466
The Boeing Co.	15,764	3,374,442
Trane Technologies plc	7,133	1,035,426
TransDigm Group, Inc. *	1,617	1,000,680
United Rentals, Inc. *	2,144	497,215
W.W. Grainger, Inc.	1,340	547,176
Westinghouse Air Brake Technologies Corp.	5,320	389,424
Xylem, Inc.	5,348	544,373
		53,687,480

Commercial & Professional Services 0.8%
Cintas Corp.	2,609	922,177
Copart, Inc. *	6,175	785,769
Equifax, Inc.	3,614	696,924
IHS Markit Ltd.	11,075	994,867
Nielsen Holdings plc	10,535	219,866
Republic Services, Inc.	6,254	602,260
Robert Half International, Inc.	3,380	211,182
Rollins, Inc.	6,536	255,362
Verisk Analytics, Inc.	4,831	1,002,867
Waste Management, Inc.	11,552	1,362,327
		7,053,601

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	9,851	678,931
Garmin Ltd.	4,430	530,094
Hanesbrands, Inc.	10,267	149,693
Hasbro, Inc.	3,789	354,423
Leggett & Platt, Inc.	3,990	176,757
Lennar Corp., Class A	8,172	622,951
Mohawk Industries, Inc. *	1,785	251,596
Newell Brands, Inc.	11,180	237,351
NIKE, Inc., Class B	37,281	5,274,143
NVR, Inc. *	104	424,305
PulteGroup, Inc.	7,921	341,553
PVH Corp.	2,108	197,920
Ralph Lauren Corp.	1,417	147,000
Tapestry, Inc.	8,287	257,560
Under Armour, Inc., Class A *	5,516	94,710
Under Armour, Inc., Class C *	5,953	88,581

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Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Security	Number of Shares	Value ($)
VF Corp.	9,510	812,249
Whirlpool Corp.	1,859	335,531
		10,975,348

Consumer Services 1.7%
Carnival Corp.	22,059	477,798
Chipotle Mexican Grill, Inc. *	832	1,153,743
Darden Restaurants, Inc.	3,871	461,113
Domino’s Pizza, Inc.	1,171	449,032
Hilton Worldwide Holdings, Inc.	8,246	917,450
Las Vegas Sands Corp.	9,761	581,755
Marriott International, Inc., Class A	7,903	1,042,564
McDonald’s Corp.	22,134	4,749,514
MGM Resorts International	12,167	383,382
Norwegian Cruise Line Holdings Ltd. *	9,328	237,211
Royal Caribbean Cruises Ltd.	5,519	412,214
Starbucks Corp.	34,868	3,730,179
Wynn Resorts Ltd.	2,882	325,176
Yum! Brands, Inc.	8,964	973,132
		15,894,263

Diversified Financials 4.7%
American Express Co.	19,374	2,342,510
Ameriprise Financial, Inc.	3,505	681,127
Berkshire Hathaway, Inc., Class B *	57,807	13,403,709
BlackRock, Inc.	4,213	3,039,848
Capital One Financial Corp.	13,590	1,343,372
Cboe Global Markets, Inc.	3,212	299,102
CME Group, Inc.	10,663	1,941,199
Discover Financial Services	9,107	824,457
Franklin Resources, Inc.	8,171	204,193
Intercontinental Exchange, Inc.	16,671	1,922,000
Invesco Ltd.	11,201	195,233
MarketAxess Holdings, Inc.	1,128	643,592
Moody’s Corp.	4,797	1,392,281
Morgan Stanley	42,455	2,909,441
MSCI, Inc.	2,462	1,099,357
Nasdaq, Inc.	3,411	452,776
Northern Trust Corp.	6,183	575,885
Raymond James Financial, Inc.	3,622	346,517
S&P Global, Inc.	7,147	2,349,433
State Street Corp.	10,481	762,807
Synchrony Financial	16,137	560,115
T. Rowe Price Group, Inc.	6,726	1,018,249
The Bank of New York Mellon Corp.	24,217	1,027,770
The Charles Schwab Corp. (a)	44,133	2,340,814
The Goldman Sachs Group, Inc.	10,220	2,695,116
		44,370,903

Energy 2.3%
Apache Corp.	11,186	158,729
Baker Hughes Co.	20,329	423,860
Cabot Oil & Gas Corp.	11,714	190,704
Chevron Corp.	57,191	4,829,780
Concho Resources, Inc.	5,810	339,014
ConocoPhillips	31,741	1,269,323
Devon Energy Corp.	11,343	179,333
Diamondback Energy, Inc.	4,680	226,512
EOG Resources, Inc.	17,340	864,746
Exxon Mobil Corp.	125,615	5,177,850
Halliburton Co.	26,172	494,651
Hess Corp.	8,127	429,024
HollyFrontier Corp.	4,379	113,197
Kinder Morgan, Inc.	57,867	791,042
Marathon Oil Corp.	23,444	156,371
Security	Number of Shares	Value ($)
Marathon Petroleum Corp.	19,336	799,737
Nov, Inc.	11,679	160,353
Occidental Petroleum Corp.	24,916	431,296
ONEOK, Inc.	13,208	506,923
Phillips 66	12,983	908,031
Pioneer Natural Resources Co.	4,889	556,808
Schlumberger N.V.	41,387	903,478
TechnipFMC plc	12,522	117,707
Valero Energy Corp.	12,119	685,572
Williams Cos., Inc.	36,067	723,143
		21,437,184

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	13,107	4,938,455
Kroger Co.	23,009	730,766
Sysco Corp.	15,131	1,123,628
Walgreens Boots Alliance, Inc.	21,352	851,518
Walmart, Inc.	41,178	5,935,809
		13,580,176

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	55,210	2,263,610
Archer-Daniels-Midland Co.	16,529	833,227
Brown-Forman Corp., Class B	5,422	430,670
Campbell Soup Co.	5,977	288,988
Conagra Brands, Inc.	14,517	526,387
Constellation Brands, Inc., Class A	5,036	1,103,136
General Mills, Inc.	18,160	1,067,808
Hormel Foods Corp.	8,340	388,727
Kellogg Co.	7,558	470,334
Lamb Weston Holdings, Inc.	4,358	343,149
McCormick & Co., Inc.	7,389	706,388
Molson Coors Beverage Co., Class B	5,572	251,799
Mondelez International, Inc., Class A	42,478	2,483,689
Monster Beverage Corp. *	10,981	1,015,523
PepsiCo, Inc.	41,047	6,087,270
Philip Morris International, Inc.	46,261	3,829,948
The Coca-Cola Co.	114,884	6,300,239
The Hershey Co.	4,383	667,662
The JM Smucker Co.	3,384	391,190
The Kraft Heinz Co.	19,250	667,205
Tyson Foods, Inc., Class A	8,739	563,141
		30,680,090

Health Care Equipment & Services 6.5%
Abbott Laboratories	52,648	5,764,429
ABIOMED, Inc. *	1,339	434,104
Align Technology, Inc. *	2,132	1,139,298
AmerisourceBergen Corp.	4,369	427,113
Anthem, Inc.	7,388	2,372,213
Baxter International, Inc.	15,176	1,217,722
Becton, Dickinson & Co.	8,616	2,155,896
Boston Scientific Corp. *	42,546	1,529,529
Cardinal Health, Inc.	8,719	466,990
Centene Corp. *	17,224	1,033,957
Cerner Corp.	9,110	714,953
Cigna Corp.	10,731	2,233,980
CVS Health Corp.	38,880	2,655,504
Danaher Corp.	18,781	4,172,011
DaVita, Inc. *	2,197	257,928
Dentsply Sirona, Inc.	6,457	338,089
DexCom, Inc. *	2,853	1,054,811
Edwards Lifesciences Corp. *	18,516	1,689,215
HCA Healthcare, Inc.	7,840	1,289,366
Henry Schein, Inc. *	4,229	282,751

11
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Security	Number of Shares	Value ($)
Hologic, Inc. *	7,637	556,203
Humana, Inc.	3,931	1,612,771
IDEXX Laboratories, Inc. *	2,534	1,266,671
Intuitive Surgical, Inc. *	3,492	2,856,805
Laboratory Corp. of America Holdings *	2,893	588,870
McKesson Corp.	4,770	829,598
Medtronic plc	39,984	4,683,726
Quest Diagnostics, Inc.	4,001	476,799
ResMed, Inc.	4,305	915,071
STERIS plc	2,535	480,484
Stryker Corp.	9,712	2,379,828
Teleflex, Inc.	1,384	569,613
The Cooper Cos., Inc.	1,457	529,357
UnitedHealth Group, Inc.	28,184	9,883,565
Universal Health Services, Inc., Class B	2,322	319,275
Varian Medical Systems, Inc. *	2,704	473,227
West Pharmaceutical Services, Inc.	2,197	622,432
Zimmer Biomet Holdings, Inc.	6,159	949,040
		61,223,194

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	7,385	644,193
Clorox Co.	3,747	756,594
Colgate-Palmolive Co.	25,462	2,177,256
Kimberly-Clark Corp.	10,106	1,362,592
Procter & Gamble Co.	73,651	10,247,800
The Estee Lauder Cos., Inc., Class A	6,730	1,791,459
		16,979,894

Insurance 1.8%
AFLAC, Inc.	19,414	863,341
American International Group, Inc.	25,599	969,178
Aon plc, Class A	6,792	1,434,946
Arthur J. Gallagher & Co.	5,715	707,003
Assurant, Inc.	1,751	238,521
Chubb Ltd.	13,409	2,063,913
Cincinnati Financial Corp.	4,448	388,622
Everest Re Group Ltd.	1,179	275,992
Globe Life, Inc.	2,866	272,155
Lincoln National Corp.	5,404	271,875
Loews Corp.	6,950	312,889
Marsh & McLennan Cos., Inc.	15,067	1,762,839
MetLife, Inc.	22,732	1,067,267
Principal Financial Group, Inc.	7,594	376,738
Prudential Financial, Inc.	11,769	918,806
The Allstate Corp.	9,035	993,218
The Hartford Financial Services Group, Inc.	10,652	521,735
The Progressive Corp.	17,397	1,720,215
The Travelers Cos., Inc.	7,527	1,056,565
Unum Group	6,042	138,604
W.R. Berkley Corp.	4,150	275,643
Willis Towers Watson plc	3,830	806,904
		17,436,969

Materials 2.6%
Air Products & Chemicals, Inc.	6,567	1,794,236
Albemarle Corp.	3,158	465,868
Amcor plc	46,581	548,258
Avery Dennison Corp.	2,473	383,587
Ball Corp.	9,714	905,151
Celanese Corp.	3,478	451,931
CF Industries Holdings, Inc.	6,365	246,389
Corteva, Inc.	22,134	857,029
Dow, Inc.	22,038	1,223,109
DuPont de Nemours, Inc.	21,802	1,550,340
Security	Number of Shares	Value ($)
Eastman Chemical Co.	4,005	401,621
Ecolab, Inc.	7,377	1,596,088
FMC Corp.	3,847	442,136
Freeport-McMoRan, Inc.	43,164	1,123,127
International Flavors & Fragrances, Inc. (b)	3,167	344,696
International Paper Co.	11,675	580,481
Linde plc	15,592	4,108,648
LyondellBasell Industries N.V., Class A	7,640	700,282
Martin Marietta Materials, Inc.	1,850	525,345
Newmont Corp.	23,865	1,429,275
Nucor Corp.	8,970	477,114
Packaging Corp. of America	2,818	388,630
PPG Industries, Inc.	7,019	1,012,280
Sealed Air Corp.	4,658	213,290
The Mosaic Co.	10,256	235,991
The Sherwin-Williams Co.	2,428	1,784,362
Vulcan Materials Co.	3,936	583,748
WestRock Co.	7,799	339,490
		24,712,502

Media & Entertainment 9.0%
Activision Blizzard, Inc.	22,961	2,131,929
Alphabet, Inc., Class A *	8,931	15,652,828
Alphabet, Inc., Class C *	8,623	15,106,461
Charter Communications, Inc., Class A *	4,334	2,867,158
Comcast Corp., Class A	135,627	7,106,855
Discovery, Inc., Class A *	4,740	142,627
Discovery, Inc., Class C *	8,799	230,446
DISH Network Corp., Class A *	7,299	236,050
Electronic Arts, Inc.	8,619	1,237,688
Facebook, Inc., Class A *	71,411	19,506,629
Fox Corp., Class A	10,027	291,986
Fox Corp., Class B *	4,595	132,704
Live Nation Entertainment, Inc. *	4,279	314,421
Netflix, Inc. *	13,124	7,096,540
News Corp., Class A	11,608	208,596
News Corp., Class B	3,617	64,274
Omnicom Group, Inc.	6,392	398,669
Take-Two Interactive Software, Inc. *	3,418	710,226
The Interpublic Group of Cos., Inc.	11,664	274,337
Twitter, Inc. *	23,631	1,279,619
ViacomCBS, Inc., Class B	16,783	625,334
Walt Disney Co. *	53,781	9,744,041
		85,359,418

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	52,442	5,619,160
Agilent Technologies, Inc.	9,092	1,077,311
Alexion Pharmaceuticals, Inc. *	6,501	1,015,716
Amgen, Inc.	17,293	3,976,007
Bio-Rad Laboratories, Inc., Class A *	637	371,333
Biogen, Inc. *	4,571	1,119,255
Bristol-Myers Squibb Co.	67,126	4,163,826
Catalent, Inc. *	4,891	509,006
Eli Lilly & Co.	23,585	3,982,091
Gilead Sciences, Inc.	37,234	2,169,253
Illumina, Inc. *	4,337	1,604,690
Incyte Corp. *	5,531	481,086
IQVIA Holdings, Inc. *	5,697	1,020,731
Johnson & Johnson	78,197	12,306,644
Merck & Co., Inc.	75,151	6,147,352
Mettler-Toledo International, Inc. *	707	805,754
PerkinElmer, Inc.	3,330	477,855
Perrigo Co., plc	4,070	182,010
Pfizer, Inc.	165,113	6,077,810
Regeneron Pharmaceuticals, Inc. *	3,115	1,504,888

12
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	11,773	5,483,628
Vertex Pharmaceuticals, Inc. *	7,725	1,825,727
Viatris, Inc. *	35,851	671,848
Waters Corp. *	1,843	455,995
Zoetis, Inc.	14,118	2,336,529
		65,385,505

Real Estate 2.4%
Alexandria Real Estate Equities, Inc.	3,673	654,602
American Tower Corp.	13,195	2,961,750
AvalonBay Communities, Inc.	4,148	665,464
Boston Properties, Inc.	4,204	397,404
CBRE Group, Inc., Class A *	9,970	625,318
Crown Castle International Corp.	12,806	2,038,587
Digital Realty Trust, Inc.	8,315	1,160,026
Duke Realty Corp.	11,006	439,910
Equinix, Inc.	2,647	1,890,435
Equity Residential	10,175	603,174
Essex Property Trust, Inc.	1,938	460,120
Extra Space Storage, Inc.	3,840	444,902
Federal Realty Investment Trust	2,061	175,432
Healthpeak Properties, Inc.	15,997	483,589
Host Hotels & Resorts, Inc.	21,106	308,781
Iron Mountain, Inc.	8,590	253,233
Kimco Realty Corp.	12,774	191,738
Mid-America Apartment Communities, Inc.	3,400	430,746
Prologis, Inc.	21,957	2,188,235
Public Storage	4,517	1,043,111
Realty Income Corp.	10,438	648,930
Regency Centers Corp.	4,692	213,908
SBA Communications Corp.	3,301	931,311
Simon Property Group, Inc.	9,741	830,713
SL Green Realty Corp.	2,166	129,050
UDR, Inc.	8,755	336,455
Ventas, Inc.	11,128	545,717
Vornado Realty Trust	4,663	174,116
Welltower, Inc.	12,397	801,094
Weyerhaeuser Co.	22,174	743,494
		22,771,345

Retailing 7.7%
Advance Auto Parts, Inc.	2,018	317,855
Amazon.com, Inc. *	12,669	41,262,046
AutoZone, Inc. *	689	816,768
Best Buy Co., Inc.	6,849	683,462
Booking Holdings, Inc. *	1,217	2,710,588
CarMax, Inc. *	4,888	461,721
Dollar General Corp.	7,279	1,530,774
Dollar Tree, Inc. *	6,988	754,984
eBay, Inc.	19,461	977,915
Etsy, Inc. *	3,740	665,383
Expedia Group, Inc.	4,036	534,366
Genuine Parts Co.	4,288	430,644
L Brands, Inc.	6,895	256,425
LKQ Corp. *	8,296	292,351
Lowe’s Cos., Inc.	21,767	3,493,821
O'Reilly Automotive, Inc. *	2,153	974,383
Pool Corp.	1,194	444,765
Ross Stores, Inc.	10,577	1,298,961
Target Corp.	14,877	2,626,237
The Gap, Inc.	6,102	123,199
The Home Depot, Inc.	31,980	8,494,528
The TJX Cos., Inc.	35,667	2,435,699
Tiffany & Co.	3,211	422,086
Security	Number of Shares	Value ($)
Tractor Supply Co.	3,463	486,829
Ulta Beauty, Inc. *	1,675	480,993
		72,976,783

Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc. *	35,717	3,275,606
Analog Devices, Inc.	10,977	1,621,632
Applied Materials, Inc.	27,131	2,341,405
Broadcom, Inc.	12,015	5,260,768
Intel Corp.	121,732	6,064,688
KLA Corp.	4,589	1,188,138
Lam Research Corp.	4,278	2,020,371
Maxim Integrated Products, Inc.	7,944	704,236
Microchip Technology, Inc.	7,728	1,067,314
Micron Technology, Inc. *	33,071	2,486,278
NVIDIA Corp.	18,388	9,602,214
Qorvo, Inc. *	3,390	563,655
Qualcomm, Inc.	33,597	5,118,167
Skyworks Solutions, Inc.	4,936	754,616
Teradyne, Inc.	4,937	591,897
Texas Instruments, Inc.	27,266	4,475,168
Xilinx, Inc.	7,283	1,032,511
		48,168,664

Software & Services 14.0%
Accenture plc, Class A	18,820	4,915,972
Adobe, Inc. *	14,251	7,127,210
Akamai Technologies, Inc. *	4,839	508,047
ANSYS, Inc. *	2,552	928,418
Autodesk, Inc. *	6,533	1,994,786
Automatic Data Processing, Inc.	12,738	2,244,436
Broadridge Financial Solutions, Inc.	3,427	525,016
Cadence Design Systems, Inc. *	8,289	1,130,868
Citrix Systems, Inc.	3,659	476,036
Cognizant Technology Solutions Corp., Class A	15,884	1,301,694
DXC Technology Co.	7,513	193,460
Fidelity National Information Services, Inc.	18,433	2,607,532
Fiserv, Inc. *	17,080	1,944,729
FleetCor Technologies, Inc. *	2,478	676,073
Fortinet, Inc. *	3,992	592,932
Gartner, Inc. *	2,646	423,863
Global Payments, Inc.	8,893	1,915,730
International Business Machines Corp.	26,470	3,332,044
Intuit, Inc.	7,805	2,964,729
Jack Henry & Associates, Inc.	2,269	367,555
Leidos Holdings, Inc.	3,978	418,167
Mastercard, Inc., Class A	26,133	9,327,913
Microsoft Corp.	224,585	49,952,196
NortonLifeLock, Inc.	17,697	367,744
Oracle Corp.	56,344	3,644,893
Paychex, Inc.	9,507	885,862
Paycom Software, Inc. *	1,455	658,024
PayPal Holdings, Inc. *	34,806	8,151,565
Salesforce Com, Inc. *	27,181	6,048,588
ServiceNow, Inc. *	5,794	3,189,191
Synopsys, Inc. *	4,535	1,175,653
The Western Union Co.	12,127	266,066
Tyler Technologies, Inc. *	1,199	523,388
VeriSign, Inc. *	2,984	645,738
Visa, Inc., Class A	50,369	11,017,211
		132,443,329

13
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 8.4%
Amphenol Corp., Class A	8,889	1,162,414
Apple Inc.	474,740	62,993,251
Arista Networks, Inc. *	1,619	470,433
CDW Corp.	4,250	560,107
Cisco Systems, Inc.	125,512	5,616,662
Corning, Inc.	22,699	817,164
F5 Networks, Inc. *	1,842	324,081
FLIR Systems, Inc.	3,851	168,789
Hewlett Packard Enterprise Co.	38,276	453,571
HP, Inc.	40,807	1,003,444
IPG Photonics Corp. *	1,066	238,560
Juniper Networks, Inc.	9,807	220,756
Keysight Technologies, Inc. *	5,507	727,420
Motorola Solutions, Inc.	5,036	856,422
NetApp, Inc.	6,620	438,509
Seagate Technology plc	6,622	411,623
TE Connectivity Ltd.	9,827	1,189,755
Vontier Corp. *	3,980	132,932
Western Digital Corp.	9,044	500,947
Xerox Holdings Corp.	4,966	115,162
Zebra Technologies Corp., Class A *	1,585	609,163
		79,011,165

Telecommunication Services 1.7%
AT&T, Inc.	211,676	6,087,802
CenturyLink, Inc.	29,214	284,837
T-Mobile US, Inc. *	17,327	2,336,546
Verizon Communications, Inc.	122,914	7,221,197
		15,930,382

Transportation 1.9%
Alaska Air Group, Inc.	3,633	188,916
American Airlines Group, Inc.	18,088	285,248
C.H. Robinson Worldwide, Inc.	4,031	378,390
CSX Corp.	22,722	2,062,021
Delta Air Lines, Inc.	18,966	762,623
Expeditors International of Washington, Inc.	5,024	477,833
FedEx Corp.	7,178	1,863,552
J.B. Hunt Transport Services, Inc.	2,470	337,525
Kansas City Southern	2,782	567,890
Norfolk Southern Corp.	7,546	1,793,005
Old Dominion Freight Line, Inc.	2,860	558,215
Southwest Airlines Co.	17,549	817,959
Union Pacific Corp.	20,018	4,168,148
United Airlines Holdings, Inc. *	8,707	376,578
United Parcel Service, Inc., Class B	21,248	3,578,163
		18,216,066

Utilities 2.7%
Alliant Energy Corp.	7,416	382,146
Ameren Corp.	7,341	573,038
American Electric Power Co., Inc.	14,747	1,227,983
American Water Works Co., Inc.	5,382	825,976
Atmos Energy Corp.	3,743	357,195
CenterPoint Energy, Inc.	16,195	350,460
CMS Energy Corp.	8,503	518,768
Consolidated Edison, Inc.	10,164	734,552
Security	Number of Shares	Value ($)
Dominion Energy, Inc.	24,229	1,822,021
DTE Energy Co.	5,749	697,986
Duke Energy Corp.	21,861	2,001,593
Edison International	11,247	706,537
Entergy Corp.	5,951	594,148
Evergy, Inc.	6,716	372,805
Eversource Energy	10,185	881,104
Exelon Corp.	28,984	1,223,704
FirstEnergy Corp.	16,126	493,617
NextEra Energy, Inc.	58,191	4,489,436
NiSource, Inc.	11,473	263,191
NRG Energy, Inc.	7,204	270,510
Pinnacle West Capital Corp.	3,352	267,992
PPL Corp.	22,846	644,257
Public Service Enterprise Group, Inc.	15,024	875,899
Sempra Energy	8,568	1,091,649
The AES Corp.	19,756	464,266
The Southern Co.	31,371	1,927,121
WEC Energy Group, Inc.	9,366	861,953
Xcel Energy, Inc.	15,611	1,040,785
		25,960,692
Total Common Stock
(Cost $508,374,490)		940,427,596

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	341,408	341,408
Total Other Investment Company
(Cost $341,408)		341,408
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Royal Bank of Canada
0.01%, 01/04/21 (d)	4,600,339	4,600,339
Total Short-Term Investment
(Cost $4,600,339)		4,600,339

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	31	5,810,640	56,119
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $327,391.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

14
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares during the period ended December 31, 2020:
	Value at 12/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Dividends Received
The Charles Schwab Corp.	$1,183,435	$845,718	($158,426)	($13,938)	$484,025	$2,340,814	44,133	$23,870

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$940,427,596	$—	$—	$940,427,596
Other Investment Company[1]	341,408	—	—	341,408
Short-Term Investment[1]	—	4,600,339	—	4,600,339
Futures Contracts[2]	56,119	—	—	56,119
Total	$940,825,123	$4,600,339	$—	$945,425,462
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
15
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investment in affiliated issuer, at value (cost $1,282,218)		$2,340,814
Investments in unaffiliated issuers, at value (cost $511,692,611)		942,687,121
Collateral invested for securities on loan, at value (cost $341,408)		341,408
Deposit with broker for futures contracts		407,000
Receivables:
Dividends		693,751
Fund shares sold		569,810
Variation margin on futures contracts		38,350
Income from securities on loan	+	614
Total assets		947,078,868
Liabilities
Collateral held for securities on loan		341,408
Payables:
Investment adviser fees		25,874
Fund shares redeemed	+	168,607
Total liabilities		535,889
Net Assets
Total assets		947,078,868
Total liabilities	–	535,889
Net assets		$946,542,979
Net Assets by Source
Capital received from investors		514,728,376
Total distributable earnings		431,814,603

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$946,542,979		17,083,192		$55.41

16
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Dividends received from affiliated issuer		$23,870
Dividends received from unaffiliated issuers		15,199,758
Interest		4,588
Securities on loan, net	+	7,509
Total investment income		15,235,725
Expenses
Investment adviser fees		223,290
Total expenses	–	223,290
Net investment income		15,012,435
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(13,938)
Net realized losses on unaffiliated issuers		(8,981,629)
Net realized losses on futures contracts	+	(2,199,628)
Net realized losses		(11,195,195)
Net change in unrealized appreciation (depreciation) on affiliated issuer		484,025
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		165,818,186
Net change in unrealized appreciation (depreciation) on futures contracts	+	42,469
Net change in unrealized appreciation (depreciation)	+	166,344,680
Net realized and unrealized gains		155,149,485
Increase in net assets resulting from operations		$170,161,920
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See financial notes

Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$15,012,435	$8,791,509
Net realized losses		(11,195,195)	(145,342)
Net change in unrealized appreciation (depreciation)	+	166,344,680	102,231,395
Increase in net assets from operations		170,161,920	110,877,562
Distributions to Shareholders
Total distributions		($10,111,416)	($10,956,502)

Transactions in Fund Shares
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,541,750	$378,103,272	4,437,732	$200,469,471
Shares reinvested		222,915	10,111,416	255,933	10,956,502
Shares redeemed	+	(4,076,571)	(190,181,607)	(1,465,485)	(62,995,603)
Net transactions in fund shares		4,688,094	$198,033,081	3,228,180	$148,430,370
Shares Outstanding and Net Assets
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,395,098	$588,459,394	9,166,918	$340,107,964
Total increase	+	4,688,094	358,083,585	3,228,180	248,351,430
End of period		17,083,192	$946,542,979	12,395,098	$588,459,394
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Schwab S&P 500 Index Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab S&P 500 Index Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2020, 100% of the fund’s shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of this insurance separate account could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of December 31, 2020, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of December 31, 2020, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between CSIM and the fund, CSIM pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
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Financial Notes (continued)

3. Risk Factors (continued):
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation (CSC), serves as the fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers Section) in accordance with procedures adopted by the Board under Rule 17a-7 of the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2020, the fund’s total aggregate security transactions with other funds in the Fund Complex was $5,487,736 and includes realized losses of $1,373,847.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund does not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021.
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Financial Notes (continued)

6. Borrowing from Banks (continued):
Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2020, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$297,093,220	$99,051,140

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at December 31, 2020 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended December 31, 2020, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
Notional Amounts	Number of Contracts
$4,275,696	27

9. Federal Income Taxes:
As of December 31, 2020, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$525,619,659
Gross unrealized appreciation	$438,166,953
Gross unrealized depreciation	(18,361,150)
Net unrealized appreciation (depreciation)	$419,805,803
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$15,001,615
Net unrealized appreciation (depreciation) on investments	419,805,803
Capital loss carryforwards	(2,992,815)
Total	$431,814,603
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Financial Notes (continued)

9. Federal Income Taxes (continued):
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and realization for tax purposes of unrealized gains (losses) on futures contracts. The tax cost of the fund’s investments, disclosed above, has been adjusted from the book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had capital loss carryforwards of $2,992,815 available to offset future net capital gains.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current fiscal year end distributions
Ordinary income	$8,976,180
Long-term capital gains	1,135,236
Prior fiscal year end distributions
Ordinary income	$7,310,257
Long-term capital gains	3,646,245
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

10. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab S&P 500 Index Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab S&P 500 Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab S&P 500 Index Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2020, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the four years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab S&P 500 Index Portfolio
Other Federal Tax Information (unaudited)

For corporate shareholders, 90.46% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2020, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $1,135,236 as long-term capital gain dividends for the fiscal year ended December 31, 2020.
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Schwab S&P 500 Index Portfolio
Liquidity Risk Management Program  (Unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Fund’s Board of Trustees (the “Board”) has designated the Fund’s investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Fund’s Board reviewed a report at its meeting held on September 22, 2020 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2019, through May 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing the Fund’s liquidity risk.
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Schwab S&P 500 Index Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
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Schwab S&P 500 Index Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

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Schwab S&P 500 Index Portfolio
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Annual Report  |  December 31, 2020
Schwab VIT Balanced Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab VIT Balanced Portfolio
The Investment Environment

The 12-month reporting period ended December 31, 2020, was a historically volatile one for global equity markets. Up until the final week of February, U.S. and international equity markets rose steadily with several major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S. By early September, key U.S. market indices hit new record highs before falling back slightly as COVID-19 infection rates spiked, raising fears of a resurgence as well as the possibility of increased social distancing restrictions and shuttering of businesses. Equity markets generally rose again in November and December fueled by the early stages of a shift in the market towards cyclical sectors, in part as a result of the initial distribution of COVID-19 vaccines in December. Over the reporting period, the U.S. dollar weakened against a basket of international currencies, generally increasing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index returned 18.40%, with sectors that benefitted as a result of the COVID-19 pandemic and associated stay-at-home orders, such as the information technology sector, outperforming other sectors that were more impacted by the COVID-19 pandemic. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 7.82% for the reporting period. Emerging markets were stronger, with the MSCI Emerging Markets Index (Net)* returning 18.31% for the reporting period. Fixed-income markets were strong over the period with the Bloomberg Barclays US Aggregate Bond Index returning 7.51% and the FTSE non-US Dollar World Government Bond Index returning 10.78% for the reporting period.
Prior to the onset of the COVID-19 pandemic, the U.S. economy, despite ongoing trade tensions with China, maintained steady growth, albeit at a slowing pace. However, amid the fallout of the COVID-19 pandemic, the U.S. entered recessionary territory with record speed. U.S. gross domestic product (GDP) fell steeply, declining at
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab VIT Balanced Portfolio
The Investment Environment (continued)

an annualized rate of 5.0% and 31.4% for the first and second quarters of 2020, respectively, with the second quarter representing the largest contraction in U.S. GDP since 1947 when modern GDP measurements began. GDP subsequently jumped by an annualized rate of 33.4% for the third quarter of 2020, reflecting increased consumer demand and business spending. Unemployment remained at record lows through February before a record number of unemployment claims in March resulted in the largest monthly increase in the U.S. unemployment rate since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Unemployment declined from May through November, dropping below double digits beginning in August. Unemployment was unchanged from November to December. Consumer confidence remained solid through February, but was volatile over the remainder of the reporting period.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic, which exacerbated economic weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. In the first four months of the reporting period, oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures briefly fell to negative territory as storage capacity evaporated and demand waned. However, as production was slashed, relieving pressure on constrained storage capacity, demand stabilized. First, second, and third quarter 2020 growth was negative in the eurozone and the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union resulting in an 11-month transition period with respect to economic and customs matters. Japan fared slightly better, although GDP still contracted for the first and second quarters of 2020. Even China and India, which had maintained stronger growth than many developed countries, showed weakness. In China, GDP contracted in the first quarter, but rebounded in the second and third quarters.
Many central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., after enacting three interest rate cuts in the second half of 2019 and as the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate of 0.00% to 0.25%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to potentially allow inflation to rise above its 2% target for periods of time even in times of rising employment. Outside the U.S., central banks were similarly accommodative. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency cuts in March. Central banks in key emerging market economies—including China, India, Mexico, Russia, and Thailand—lowered their policy rates or maintained already low rates in response to pandemic-driven pressures.
Throughout most of the reporting period, bond prices rose on strong demand, driving yields down. (Bond prices and bond yields typically move in opposite directions.) Corporate credit markets were particularly strong. At the end of March 2020, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows. Yields remained near record lows through the remainder of the reporting period. The yield on the 10-year U.S. Treasury fell from 1.92% at the beginning of the reporting period to 0.93% at the end of the reporting period. The yield on the three-month U.S. Treasury fell from 1.55% to 0.09% over the period. Yields trended upward late in the reporting period in anticipation of a new fiscal aid package and hope for economic improvement in 2021. Outside the U.S., bond yields generally remained low.
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Schwab VIT Balanced Portfolio  |  Annual Report

Schwab VIT Balanced Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in January 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager with CSIM from 2012 to 2016. Prior to that, he worked as a fund administration manager for CSIM, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration for the Charles Schwab Trust Bank Collective Investment Trusts and Schwab’s multi-asset mutual funds. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab VIT Balanced Portfolio  |  Annual Report

Schwab VIT Balanced Portfolio as of December 31, 2020

The Schwab VIT Balanced Portfolio (the fund) seeks long-term capital appreciation and income. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed-income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds, as well as unaffiliated ETFs. The fund may also invest in affiliated mutual funds from Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds. The fund uses the internally calculated VIT Balanced Composite Index (the composite index) as a performance gauge. The composite index comprises 47% equity, 49% fixed income, and 4% cash.
Market Highlights. The 12-month reporting period ended December 31, 2020, was a historically volatile one for global equity markets. Up until the final week of February, U.S. and international equity markets rose steadily with several major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S. By early September, key U.S. market indices hit new record highs before falling back slightly as COVID-19 infection rates spiked, raising fears of a resurgence as well as the possibility of increased social distancing restrictions and shuttering of businesses. Equity markets generally rose again in November and December, in part as a result of the initial distribution of COVID-19 vaccines in December. Over the reporting period, the U.S. dollar weakened against a basket of international currencies, generally increasing the returns on overseas investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended December 31, 2020, the fund returned 8.23%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg Barclays US Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 20.79% and 7.51%, respectively. The composite index, described above, returned 8.86%.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
The fund’s U.S. equity exposure was the largest contributor to the fund’s total return. The Schwab U.S. Large-Cap ETF was the largest contributor to the fund’s total return, returning approximately 21% for the reporting period and generally tracking its comparative index component. The Schwab U.S. Small-Cap ETF also contributed to the total return of the fund, returning approximately 19% for the reporting period and generally tracking its comparative index component. The iShares Micro-Cap ETF detracted from the total return of the fund, returning approximately -19% while held by the fund. The iShares Micro-Cap ETF was removed from the fund in April 2020.
The fund’s fixed-income exposure also contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF contributed to the total return of the fund, returning approximately 7% for the reporting period and generally tracking its comparative index component. The Schwab U.S. TIPS ETF also contributed to the total return of the fund, returning approximately 11% for the reporting period and generally tracking its comparative index component. The Schwab Short-Term U.S. Treasury ETF contributed slightly to the total return of the fund, returning less than 1% while held by the fund. The Schwab Short-Term U.S. Treasury ETF was added to the fund in April 2020. Internationally, the SPDR Bloomberg Barclays International Treasury Bond ETF detracted slightly from the total return of the fund, returning approximately -2% while held by the fund and generally tracking its comparative index component. The SPDR Bloomberg Barclays International Treasury Bond ETF was removed from the fund in April 2020.
The fund’s international equity exposure also contributed to the total return of the fund. The Schwab International Equity ETF, representing the fund’s developed international markets exposure, returned approximately 10% for the reporting period, the Schwab Emerging Markets Equity ETF, representing the fund’s emerging markets exposure, returned approximately 14% for the reporting period, and the Schwab International Small-Cap Equity ETF, representing the fund’s international small-cap exposure, returned approximately 10% for the reporting period. On a relative basis, the three international equity funds generally tracked their comparative index components.
The fund’s allocation to global commodities was the largest detractor from the total return of the fund. The Credit Suisse Commodity Return Strategy Fund (Class I) returned approximately -23% while held by the fund. The Credit Suisse Commodity Return Strategy Fund (Class I) was removed from the fund in April 2020.
The fund’s real estate exposure also detracted from the total return of the fund, with the Schwab U.S. REIT ETF returning approximately -15% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
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Schwab VIT Balanced Portfolio  |  Annual Report

Schwab VIT Balanced Portfolio
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (July 25, 2012 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab VIT Balanced Portfolio (07/25/12)	8.23%	6.33%	5.39%
S&P 500® Index	18.40%	15.22%	15.35%
Bloomberg Barclays US Aggregate Bond Index	7.51%	4.44%	3.17%
VIT Balanced Composite Index	8.86%	6.99%	6.08%
Fund Category: Morningstar Allocation – 30% to 50% Equity[2]	9.08%	7.10%	N/A
Fund Expense Ratio[3]: 0.61%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are based on estimated amounts for the current fiscal year and are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.
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Schwab VIT Balanced Portfolio
Performance and Fund Facts as of December 31, 2020 (continued)

Statistics
Number of Holdings	11
Portfolio Turnover Rate	38%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab VIT Balanced Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20[2]	Expenses Paid During Period 7/1/20-12/31/20[2,5]	Effective Expenses Paid During Period 7/1/20-12/31/20[4,5]
Schwab VIT Balanced Portfolio
Actual Return	0.52%	0.58%	$1,000.00	$1,110.80	$2.76	$3.08
Hypothetical 5% Return	0.52%	0.58%	$1,000.00	$1,022.49	$2.64	$2.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 366 days of the fiscal year.
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Schwab VIT Balanced Portfolio
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$13.25	$11.82	$12.58	$11.66	$11.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.25	0.23	0.18	0.15
Net realized and unrealized gains (losses)	0.86	1.42	(0.80)	0.98	0.38
Total from investment operations	1.06	1.67	(0.57)	1.16	0.53
Less distributions:
Distributions from net investment income	(0.24)	(0.22)	(0.17)	(0.15)	(0.12)
Distributions from net realized gains	(0.03)	(0.02)	(0.02)	(0.09)	(0.00) [2]
Total distributions	(0.27)	(0.24)	(0.19)	(0.24)	(0.12)
Net asset value at end of period	$14.04	$13.25	$11.82	$12.58	$11.66
Total return	8.23%	14.24%	(4.63%)	10.00%	4.78%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.54%	0.56%	0.55%	0.55%	0.57%
Gross operating expenses[3]	0.54%	0.56%	0.55%	0.55%	0.57%
Net investment income (loss)	1.53%	1.97%	1.87%	1.50%	1.28%
Portfolio turnover rate	38%	15%	9%	9%	54% [4]
Net assets, end of period (x 1,000,000)	$84	$76	$66	$64	$56

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
4
The portfolio turnover rate increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.
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See financial notes

Schwab VIT Balanced Portfolio
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus. The fund also makes available its complete schedule of portfolio holdings 60 to 80 days after the end of the fiscal quarter on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 23.2%
Large-Cap 19.1%
Schwab U.S. Large-Cap ETF	175,974	16,004,835
Small-Cap 4.1%
Schwab U.S. Small-Cap ETF	38,136	3,394,104
		19,398,939

International Stocks 18.1%
Developed-Market Large-Cap 11.0%
Schwab International Equity ETF	255,657	9,206,208
Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF	44,323	1,668,761
Emerging-Market 5.1%
Schwab Emerging Markets Equity ETF	139,444	4,273,959
		15,148,928

Real Assets 6.0%
Real Estate 6.0%
Schwab U.S. REIT ETF	131,554	4,995,106

Fixed Income 48.8%
Inflation-Protected Bond 3.7%
Schwab U.S. TIPS ETF	49,956	3,101,269
Intermediate-Term Bond 36.2%
Schwab U.S. Aggregate Bond ETF	539,945	30,253,118
Security	Number of Shares	Value ($)
Treasury Bond 8.9%
Schwab Short-Term U.S. Treasury ETF	144,113	7,405,967
		40,760,354

Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,501,528	2,502,279
Total Affiliated Underlying Funds
(Cost $67,340,316)		82,805,606
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Royal Bank of Canada
0.01%, 01/04/21 (b)	631,971	631,971
Total Short-Term Investment
(Cost $631,971)		631,971
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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See financial notes

Schwab VIT Balanced Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 12/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$3,864,835	$1,014,360	($1,162,677)	$8,637	$548,804	$4,273,959	139,444	$91,845
Schwab International Equity ETF	8,341,888	1,833,689	(1,792,074)	25,777	796,928	9,206,208	255,657	199,861
Schwab International Small-Cap Equity ETF	1,517,878	338,506	(390,738)	2,864	200,251	1,668,761	44,323	29,684
Schwab Short-Term U.S. Treasury ETF	—	7,831,887	(382,932)	(1,824)	(41,164)	7,405,967	144,113	56,440
Schwab U.S. Aggregate Bond ETF	25,545,257	9,737,589	(6,206,776)	71,513	1,105,535	30,253,118	539,945	664,913
Schwab U.S. Large-Cap ETF	11,663,061	5,182,984	(4,028,381)	572,842	2,614,329	16,004,835	175,974	265,092
Schwab U.S. REIT ETF	4,618,199	1,620,635	(563,816)	(101,215)	(578,697)	4,995,106	131,554	138,575
Schwab U.S. Small-Cap ETF	3,054,873	845,910	(1,227,783)	222,057	499,047	3,394,104	38,136	40,741
Schwab U.S. TIPS ETF	1,468,189	1,614,113	(171,296)	2,617	187,646	3,101,269	49,956	33,038
Schwab Variable Share Price Money Fund, Ultra Shares	11,005,468	46,118	(8,550,000)	3,146	(2,453)	2,502,279	2,501,528	44,704
Total	$71,079,648	$30,065,791	($24,476,473)	$806,414	$5,330,226	$82,805,606		$1,564,893
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$82,805,606	$—	$—	$82,805,606
Short-Term Investment[1]	—	631,971	—	631,971
Total	$82,805,606	$631,971	$—	$83,437,577
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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See financial notes

Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $67,340,316)		$82,805,606
Investments in unaffiliated issuers, at value (cost $631,971)		631,971
Receivables:
Investments sold		679,309
Dividends		15,704
Fund shares sold		142
Prepaid expenses	+	177
Total assets		84,132,909
Liabilities
Payables:
Investments bought		488,927
Investment adviser and administrator fees		34,793
Independent trustees’ fees		130
Fund shares redeemed		171
Accrued expenses	+	32,013
Total liabilities		556,034
Net Assets
Total assets		84,132,909
Total liabilities	–	556,034
Net assets		$83,576,875
Net Assets by Source
Capital received from investors		67,581,599
Total distributable earnings		15,995,276

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$83,576,875		5,951,854		$14.04

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See financial notes

Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$1,564,893
Dividends received from unaffiliated underlying funds		10,599
Interest		1,020
Securities on loan, net	+	3,575
Total investment income		1,580,087
Expenses
Investment adviser and administrator fees		346,530
Professional fees		23,093
Independent trustees’ fees		15,491
Portfolio accounting fees		12,810
Shareholder reports		4,610
Transfer agent fees		2,062
Custodian fees		1,640
Other expenses	+	3,569
Total expenses	–	409,805
Net investment income		1,170,282
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		806,414
Net realized losses on sales of unaffiliated underlying funds	+	(953,717)
Net realized losses		(147,303)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		5,330,226
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	129,960
Net change in unrealized appreciation (depreciation)	+	5,460,186
Net realized and unrealized gains		5,312,883
Increase in net assets resulting from operations		$6,483,165
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Schwab VIT Balanced Portfolio  |  Annual Report
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Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$1,170,282	$1,426,458
Net realized gains (losses)		(147,303)	58,749
Net change in unrealized appreciation (depreciation)	+	5,460,186	8,039,432
Increase in net assets from operations		6,483,165	9,524,639
Distributions to Shareholders
Total distributions		($1,583,531)	($1,369,418)

Transactions in Fund Shares
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		934,736	$11,978,203	1,072,640	$13,614,298
Shares reinvested		125,279	1,583,531	107,998	1,369,418
Shares redeemed	+	(834,964)	(10,767,159)	(1,076,962)	(13,731,398)
Net transactions in fund shares		225,051	$2,794,575	103,676	$1,252,318
Shares Outstanding and Net Assets
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,726,803	$75,882,666	5,623,127	$66,475,127
Total increase	+	225,051	7,694,209	103,676	9,407,539
End of period		5,951,854	$83,576,875	5,726,803	$75,882,666
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Schwab VIT Balanced Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Balanced Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab mutual funds and Laudus mutual funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2020, 100% of the fund’s shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,
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Schwab VIT Balanced Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending
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Schwab VIT Balanced Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of December 31, 2020, the fund had no securities on loan.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Financial Notes (continued)

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
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Financial Notes (continued)

3. Risk Factors (continued):
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which an underlying fund invests. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
•   Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
•   Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
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Financial Notes (continued)

3. Risk Factors (continued):
•   Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to be announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
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Financial Notes (continued)

3. Risk Factors (continued):
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2020, the Schwab VIT Balanced Portfolio’s ownership percentages of other related funds’ shares are:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.0%*
Schwab International Small-Cap Equity ETF	0.1%
Schwab Short-Term U.S. Treasury ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.3%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Financial Notes (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended December 31, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$30,523,259	$28,619,815

8. Federal Income Taxes:
As of December 31, 2020, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$68,614,362
Gross unrealized appreciation	$15,506,454
Gross unrealized depreciation	(683,239)
Net unrealized appreciation (depreciation)	$14,823,215
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,172,061
Net unrealized appreciation (depreciation) on investments	14,823,215
Total	$15,995,276
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had no capital loss carryforwards available to offset future net capital gains.
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Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current fiscal year end distributions
Ordinary income	$1,503,427
Long-term capital gains	80,104
Prior fiscal year end distributions
Ordinary income	$1,258,262
Long-term capital gains	111,156
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab VIT Balanced Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Balanced Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Balanced Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2020, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the four years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and transfer agent. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

For corporate shareholders, 17.79% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2020, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $80,104 as long-term capital gain dividends for the fiscal year ended December 31, 2020.
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Liquidity Risk Management Program  (Unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Fund’s Board of Trustees (the “Board”) has designated the Fund’s investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Fund’s Board reviewed a report at its meeting held on September 22, 2020 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2019, through May 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing the Fund’s liquidity risk.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
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Schwab VIT Balanced Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

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Schwab VIT Balanced Portfolio
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

Bloomberg Barclays US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones Equity All REIT Capped Index  A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.

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Schwab VIT Balanced Portfolio
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Balanced Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective July 1, 2020: 36.3% Bloomberg Barclays US Aggregate Bond Index, 9.0% Bloomberg Barclays US Treasury 1-3 Year Index, 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index, 3.7% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones Equity All REIT Capped Index, 19.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 5.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex US Index (Net), and 2.0% FTSE Developed Small Cap ex US Liquid Index (Net). From April 29, 2020 through June 30, 2020, the blended index was derived using the following allocations: 36.3% Bloomberg Barclays US Aggregate Bond Index, 9.0% Bloomberg Barclays US Treasury 1-3 Year Index, 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index, 3.7% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones U.S. Select REIT Index, 19.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 5.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex US Index (Net), and 2.0% FTSE Developed Small Cap ex US Liquid Index (Net). From June 8, 2016 through April 28, 2020, the blended index was derived using the following allocations: 2% Bloomberg Barclays Global Treasury ex-US Capped Index, 34% Bloomberg Barclays US Aggregate Bond Index, 15% Bloomberg Barclays US Treasury Bills 1-3 Month Index, 2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 3% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 15% Dow Jones U.S. Large-Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 5% FTSE All Emerging Index (Net), 11% FTSE Developed ex US Index (Net), 2% FTSE Developed Small Cap ex US Liquid Index (Net), and 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 15% Dow Jones U.S. Large-Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex US Index (Net), 2% FTSE Developed Small Cap ex US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 12% Bloomberg Barclays US Treasury 3-10 Year Index, 2% Bloomberg Barclays US Aggregate: Agencies Index, 6% Bloomberg Barclays US Credit Index, 13% Bloomberg Barclays US Mortgage Backed Securities Index, 2% Bloomberg Barclays Global Treasury ex-US Capped Index, 1% Bloomberg Barclays High Yield Bond Very Liquid Index, and 15% Bloomberg Barclays US Treasury Bills 1–3 Month Index.

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Annual Report  |  December 31, 2020
Schwab VIT Balanced with Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab VIT Balanced with Growth Portfolio
The Investment Environment

The 12-month reporting period ended December 31, 2020, was a historically volatile one for global equity markets. Up until the final week of February, U.S. and international equity markets rose steadily with several major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S. By early September, key U.S. market indices hit new record highs before falling back slightly as COVID-19 infection rates spiked, raising fears of a resurgence as well as the possibility of increased social distancing restrictions and shuttering of businesses. Equity markets generally rose again in November and December fueled by the early stages of a shift in the market towards cyclical sectors, in part as a result of the initial distribution of COVID-19 vaccines in December. Over the reporting period, the U.S. dollar weakened against a basket of international currencies, generally increasing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index returned 18.40%, with sectors that benefitted as a result of the COVID-19 pandemic and associated stay-at-home orders, such as the information technology sector, outperforming other sectors that were more impacted by the COVID-19 pandemic. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 7.82% for the reporting period. Emerging markets were stronger, with the MSCI Emerging Markets Index (Net)* returning 18.31% for the reporting period. Fixed-income markets were strong over the period with the Bloomberg Barclays US Aggregate Bond Index returning 7.51% and the FTSE non-US Dollar World Government Bond Index returning 10.78% for the reporting period.
Prior to the onset of the COVID-19 pandemic, the U.S. economy, despite ongoing trade tensions with China, maintained steady growth, albeit at a slowing pace. However, amid the fallout of the COVID-19 pandemic, the U.S. entered recessionary territory with record speed. U.S. gross domestic product (GDP) fell steeply, declining at
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab VIT Balanced with Growth Portfolio
The Investment Environment (continued)

an annualized rate of 5.0% and 31.4% for the first and second quarters of 2020, respectively, with the second quarter representing the largest contraction in U.S. GDP since 1947 when modern GDP measurements began. GDP subsequently jumped by an annualized rate of 33.4% for the third quarter of 2020, reflecting increased consumer demand and business spending. Unemployment remained at record lows through February before a record number of unemployment claims in March resulted in the largest monthly increase in the U.S. unemployment rate since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Unemployment declined from May through November, dropping below double digits beginning in August. Unemployment was unchanged from November to December. Consumer confidence remained solid through February, but was volatile over the remainder of the reporting period.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic, which exacerbated economic weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. In the first four months of the reporting period, oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures briefly fell to negative territory as storage capacity evaporated and demand waned. However, as production was slashed, relieving pressure on constrained storage capacity, demand stabilized. First, second, and third quarter 2020 growth was negative in the eurozone and the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union resulting in an 11-month transition period with respect to economic and customs matters. Japan fared slightly better, although GDP still contracted for the first and second quarters of 2020. Even China and India, which had maintained stronger growth than many developed countries, showed weakness. In China, GDP contracted in the first quarter, but rebounded in the second and third quarters.
Many central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., after enacting three interest rate cuts in the second half of 2019 and as the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate of 0.00% to 0.25%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to potentially allow inflation to rise above its 2% target for periods of time even in times of rising employment. Outside the U.S., central banks were similarly accommodative. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency cuts in March. Central banks in key emerging market economies—including China, India, Mexico, Russia, and Thailand—lowered their policy rates or maintained already low rates in response to pandemic-driven pressures.
Throughout most of the reporting period, bond prices rose on strong demand, driving yields down. (Bond prices and bond yields typically move in opposite directions.) Corporate credit markets were particularly strong. At the end of March 2020, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows. Yields remained near record lows through the remainder of the reporting period. The yield on the 10-year U.S. Treasury fell from 1.92% at the beginning of the reporting period to 0.93% at the end of the reporting period. The yield on the three-month U.S. Treasury fell from 1.55% to 0.09% over the period. Yields trended upward late in the reporting period in anticipation of a new fiscal aid package and hope for economic improvement in 2021. Outside the U.S., bond yields generally remained low.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in January 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager with CSIM from 2012 to 2016. Prior to that, he worked as a fund administration manager for CSIM, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration for the Charles Schwab Trust Bank Collective Investment Trusts and Schwab’s multi-asset mutual funds. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio as of December 31, 2020

The Schwab VIT Balanced with Growth Portfolio (the fund) seeks long-term capital appreciation and income. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed-income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds, as well as unaffiliated ETFs. The fund may also invest in affiliated mutual funds from Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds. The fund uses the internally calculated VIT Balanced with Growth Composite Index (the composite index) as a performance gauge. The composite index comprises 65% equity, 31% fixed income, and 4% cash.
Market Highlights. The 12-month reporting period ended December 31, 2020, was a historically volatile one for global equity markets. Up until the final week of February, U.S. and international equity markets rose steadily with several major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S. By early September, key U.S. market indices hit new record highs before falling back slightly as COVID-19 infection rates spiked, raising fears of a resurgence as well as the possibility of increased social distancing restrictions and shuttering of businesses. Equity markets generally rose again in November and December, in part as a result of the initial distribution of COVID-19 vaccines in December. Over the reporting period, the U.S. dollar weakened against a basket of international currencies, generally increasing the returns on overseas investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended December 31, 2020, the fund returned 10.09%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg Barclays US Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 20.79% and 7.51%, respectively. The composite index, described above, returned 10.73%.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
The fund’s U.S. equity exposure was the largest contributor to the fund’s total return. The Schwab U.S. Large-Cap ETF was the largest contributor to the fund’s total return, returning approximately 21% for the reporting period and generally tracking its comparative index component. The Schwab U.S. Small-Cap ETF also contributed to the total return of the fund, returning approximately 19% for the reporting period and generally tracking its comparative index component. The iShares Micro-Cap ETF detracted from the total return of the fund, returning approximately -19% while held by the fund. The iShares Micro-Cap ETF was removed from the fund in April 2020.
The fund’s international equity exposure also contributed to the total return of the fund. The Schwab International Equity ETF, representing the fund’s developed international markets exposure, returned approximately 10% for the reporting period, the Schwab Emerging Markets Equity ETF, representing the fund’s emerging markets exposure, returned approximately 14% for the reporting period, and the Schwab International Small-Cap Equity ETF, representing the fund’s international small-cap exposure, returned approximately 10% for the reporting period. On a relative basis, the three international equity funds generally tracked their comparative index components.
The fund’s fixed-income exposure also contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF contributed to the total return of the fund, returning approximately 7% for the reporting period and generally tracking its comparative index component. The Schwab U.S. TIPS ETF also contributed to the total return of the fund, returning approximately 11% for the reporting period and generally tracking its comparative index component. The Schwab Short-Term U.S. Treasury ETF contributed slightly to the total return of the fund, returning less than 1% while held by the fund. The Schwab Short-Term U.S. Treasury ETF was added to the fund in April 2020. Internationally, the SPDR Bloomberg Barclays International Treasury Bond ETF detracted slightly from the total return of the fund, returning approximately -2% while held by the fund and generally tracking its comparative index component. The SPDR Bloomberg Barclays International Treasury Bond ETF was removed from the fund in April 2020.
The fund’s allocation to global commodities was the largest detractor from the total return of the fund. The Credit Suisse Commodity Return Strategy Fund (Class I) returned approximately -23% while held by the fund. The Credit Suisse Commodity Return Strategy Fund (Class I) was removed from the fund in April 2020.
The fund’s real estate exposure also detracted from the total return of the fund, with the Schwab U.S. REIT ETF returning approximately -15% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (July 25, 2012 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/12)	10.09%	7.96%	6.98%
S&P 500® Index	18.40%	15.22%	15.35%
Bloomberg Barclays US Aggregate Bond Index	7.51%	4.44%	3.17%
VIT Balanced with Growth Composite Index	10.73%	8.57%	7.72%
Fund Category: Morningstar Allocation – 50% to 70% Equity[2]	11.10%	8.88%	N/A
Fund Expense Ratio[3]: 0.57%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenses (AFFE), which are based on estimated amounts for the current fiscal year and are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.
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Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of December 31, 2020 (continued)

Statistics
Number of Holdings	11
Portfolio Turnover Rate	21%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab VIT Balanced with Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20[2]	Expenses Paid During Period 7/1/20-12/31/20[2,5]	Effective Expenses Paid During Period 7/1/20-12/31/20[4,5]
Schwab VIT Balanced with Growth Portfolio
Actual Return	0.49%	0.55%	$1,000.00	$1,155.50	$2.65	$2.98
Hypothetical 5% Return	0.49%	0.55%	$1,000.00	$1,022.64	$2.49	$2.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 366 days of the fiscal year.
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Schwab VIT Balanced with Growth Portfolio
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$14.59	$12.66	$13.80	$12.38	$11.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.28	0.25	0.22	0.19
Net realized and unrealized gains (losses)	1.20	1.99	(1.16)	1.46	0.56
Total from investment operations	1.42	2.27	(0.91)	1.68	0.75
Less distributions:
Distributions from net investment income	(0.29)	(0.26)	(0.21)	(0.18)	(0.16)
Distributions from net realized gains	(0.04)	(0.08)	(0.02)	(0.08)	(0.01)
Total distributions	(0.33)	(0.34)	(0.23)	(0.26)	(0.17)
Net asset value at end of period	$15.68	$14.59	$12.66	$13.80	$12.38
Total return	10.09%	18.05%	(6.70%)	13.70%	6.38%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.50%	0.51%	0.50%	0.51%	0.51%
Gross operating expenses[2]	0.50%	0.51%	0.50%	0.51%	0.51%
Net investment income (loss)	1.56%	2.04%	1.87%	1.65%	1.55%
Portfolio turnover rate	21%	7%	8%	6%	33% [3]
Net assets, end of period (x 1,000,000)	$164	$162	$140	$150	$133

1
Calculated based on the average shares outstanding during the period.
2
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
3
The portfolio turnover rate increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.
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See financial notes

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus. The fund also makes available its complete schedule of portfolio holdings 60 to 80 days after the end of the fiscal quarter on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 33.2%
Large-Cap 27.1%
Schwab U.S. Large-Cap ETF	489,140	44,487,283
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	111,928	9,961,592
		54,448,875

International Stocks 26.1%
Developed-Market Large-Cap 17.0%
Schwab International Equity ETF	773,771	27,863,494
Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF	130,301	4,905,833
Emerging-Market 6.1%
Schwab Emerging Markets Equity ETF	326,333	10,002,106
		42,771,433

Real Assets 6.0%
Real Estate 6.0%
Schwab U.S. REIT ETF	257,737	9,786,274

Fixed Income 30.8%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	26,735	1,659,709
Intermediate-Term Bond 26.0%
Schwab U.S. Aggregate Bond ETF	758,417	42,494,104
Security	Number of Shares	Value ($)
Treasury Bond 3.8%
Schwab Short-Term U.S. Treasury ETF	121,789	6,258,737
		50,412,550

Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	4,908,402	4,909,874
Total Affiliated Underlying Funds
(Cost $121,082,779)		162,329,006
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
JPMorgan Chase Bank
0.01%, 01/04/21 (b)	1,384,683	1,384,683
Total Short-Term Investment
(Cost $1,384,683)		1,384,683
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 12/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$9,999,356	$959,061	($2,062,985)	($37,603)	$1,144,277	$10,002,106	326,333	$215,327
Schwab International Equity ETF	27,510,012	2,724,440	(4,393,130)	43,420	1,978,752	27,863,494	773,771	601,405
Schwab International Small-Cap Equity ETF	5,097,327	439,314	(1,064,105)	(15,596)	448,893	4,905,833	130,301	85,006
Schwab Short-Term U.S. Treasury ETF	—	6,294,540	—	—	(35,803)	6,258,737	121,789	46,935
Schwab U.S. Aggregate Bond ETF	43,287,437	8,483,171	(11,173,424)	257,604	1,639,316	42,494,104	758,417	965,656
Schwab U.S. Large-Cap ETF	36,524,845	8,633,202	(8,819,056)	1,693,879	6,454,413	44,487,283	489,140	740,975
Schwab U.S. REIT ETF	9,746,921	2,069,473	(525,868)	(119,528)	(1,384,724)	9,786,274	257,737	269,240
Schwab U.S. Small-Cap ETF	9,810,281	1,625,347	(3,346,317)	724,226	1,148,055	9,961,592	111,928	119,751
Schwab U.S. TIPS ETF	3,210,128	194,996	(1,954,026)	128,273	80,338	1,659,709	26,735	16,677
Schwab Variable Share Price Money Fund, Ultra Shares	6,977,932	31,834	(2,100,000)	806	(698)	4,909,874	4,908,402	30,875
Total	$152,164,239	$31,455,378	($35,438,911)	$2,675,481	$11,472,819	$162,329,006		$3,091,847
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$162,329,006	$—	$—	$162,329,006
Short-Term Investment[1]	—	1,384,683	—	1,384,683
Total	$162,329,006	$1,384,683	$—	$163,713,689
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $121,082,779)		$162,329,006
Investments in unaffiliated issuers, at value (cost $1,384,683)		1,384,683
Receivables:
Investments sold		1,267,087
Dividends		30,354
Fund shares sold		104
Prepaid expenses	+	346
Total assets		165,011,580
Liabilities
Payables:
Investments bought		1,049,250
Investment adviser and administrator fees		68,042
Independent trustees’ fees		157
Fund shares redeemed		13,260
Accrued expenses	+	32,980
Total liabilities		1,163,689
Net Assets
Total assets		165,011,580
Total liabilities	–	1,163,689
Net assets		$163,847,891
Net Assets by Source
Capital received from investors		121,390,834
Total distributable earnings		42,457,057

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$163,847,891		10,452,702		$15.68

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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$3,091,847
Dividends received from unaffiliated underlying funds		18,106
Interest		1,634
Securities on loan, net	+	5,712
Total investment income		3,117,299
Expenses
Investment adviser and administrator fees		684,356
Professional fees		25,889
Independent trustees’ fees		19,400
Portfolio accounting fees		13,537
Shareholder reports		4,669
Custodian fees		2,924
Transfer agent fees		2,773
Other expenses	+	4,244
Total expenses	–	757,792
Net investment income		2,359,507
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		2,675,481
Net realized losses on sales of unaffiliated underlying funds	+	(3,164,879)
Net realized losses		(489,398)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		11,472,819
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	1,193,384
Net change in unrealized appreciation (depreciation)	+	12,666,203
Net realized and unrealized gains		12,176,805
Increase in net assets resulting from operations		$14,536,312
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$2,359,507	$3,092,419
Net realized gains (losses)		(489,398)	335,578
Net change in unrealized appreciation (depreciation)	+	12,666,203	21,407,020
Increase in net assets from operations		14,536,312	24,835,017
Distributions to Shareholders
Total distributions		($3,503,173)	($3,658,138)

Transactions in Fund Shares
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		216,285	$3,084,560	841,771	$11,733,095
Shares reinvested		258,156	3,503,173	265,083	3,658,138
Shares redeemed	+	(1,150,953)	(16,136,997)	(998,145)	(13,755,401)
Net transactions in fund shares		(676,512)	($9,549,264)	108,709	$1,635,832
Shares Outstanding and Net Assets
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,129,214	$162,364,016	11,020,505	$139,551,305
Total increase or decrease	+	(676,512)	1,483,875	108,709	22,812,711
End of period		10,452,702	$163,847,891	11,129,214	$162,364,016
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced with Growth Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Balanced with Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab mutual funds and Laudus mutual funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2020, 100% of the fund’s shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,
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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of December 31, 2020, the fund had no securities on loan.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Financial Notes (continued)

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
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Financial Notes (continued)

3. Risk Factors (continued):
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which an underlying fund invests. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
•   Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
•   Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
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Financial Notes (continued)

3. Risk Factors (continued):
•   Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to be announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
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Financial Notes (continued)

3. Risk Factors (continued):
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2020, the Schwab VIT Balanced with Growth Portfolio’s ownership percentages of other related funds’ shares are:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.2%
Schwab Short-Term U.S. Treasury ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.5%
Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab U.S. TIPS ETF	0.0%*
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Financial Notes (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended December 31, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$31,464,118	$43,113,196

8. Federal Income Taxes:
As of December 31, 2020, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$123,439,497
Gross unrealized appreciation	$41,282,030
Gross unrealized depreciation	(1,007,838)
Net unrealized appreciation (depreciation)	$40,274,192
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,357,315
Net unrealized appreciation (depreciation) on investments	40,274,192
Capital loss carryforwards	(174,450)
Total	$42,457,057
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had capital loss carryforwards of $174,450 available to offset future net capital gains.
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Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current fiscal year end distributions
Ordinary income	$3,237,788
Long-term capital gains	265,385
Prior fiscal year end distributions
Ordinary income	$2,817,976
Long-term capital gains	840,162
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Balanced with Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Balanced with Growth Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2020, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the four years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and transfer agent. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Other Federal Tax Information (unaudited)

For corporate shareholders, 23.23% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2020, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $265,385 as long-term capital gain dividends for the fiscal year ended December 31, 2020.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Liquidity Risk Management Program  (Unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Fund’s Board of Trustees (the “Board”) has designated the Fund’s investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Fund’s Board reviewed a report at its meeting held on September 22, 2020 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2019, through May 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing the Fund’s liquidity risk.
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Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
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Schwab VIT Balanced with Growth Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

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Schwab VIT Balanced with Growth Portfolio
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

Bloomberg Barclays US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones Equity All REIT Capped Index  A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.

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Schwab VIT Balanced with Growth Portfolio
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Balanced with Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective July 1, 2020: 26.1% Bloomberg Barclays US Aggregate Bond Index, 3.9% Bloomberg Barclays US Treasury 1-3 Year Index, 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index, 1.0% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones Equity All REIT Capped Index, 27.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 6.0% FTSE All Emerging Index (Net), 17.0% FTSE Developed ex US Index (Net), 3.0% FTSE Developed Small Cap ex US Liquid Index (Net). From April 29, 2020 through June 30, 2020, the blended index was derived using the following allocations: 26.1% Bloomberg Barclays US Aggregate Bond Index, 3.9% Bloomberg Barclays US Treasury 1-3 Year Index, 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index, 1.0% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones U.S. Select REIT Index, 27.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 6.0% FTSE All Emerging Index (Net), 17.0% FTSE Developed ex US Index (Net), 3.0% FTSE Developed Small Cap ex US Liquid Index (Net). From June 8, 2016 through April 28, 2020, the blended index was derived using the following allocations: 1% Bloomberg Barclays Global Treasury ex-US Capped Index, 27% Bloomberg Barclays US Aggregate Bond Index, 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index, 2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 22% Dow Jones U.S. Large-Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 6% FTSE All Emerging Index (Net), 17% FTSE Developed ex US Index (Net), 3% FTSE Developed Small Cap ex US Liquid Index (Net), and 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 22% Dow Jones U.S. Large-Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex US Index (Net), 3% FTSE Developed Small Cap ex US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 9% Bloomberg Barclays US Treasury 3-10 Year Index, 2% Bloomberg Barclays US Aggregate: Agencies Index, 4% Bloomberg Barclays US Credit Index, 11% Bloomberg Barclays US Mortgage Backed Securities Index, 1% Bloomberg Barclays Global Treasury ex-US Capped Index, 1% Bloomberg Barclays High Yield Bond Very Liquid Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index.

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Annual Report  |  December 31, 2020
Schwab VIT Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab VIT Growth Portfolio
The Investment Environment

The 12-month reporting period ended December 31, 2020, was a historically volatile one for global equity markets. Up until the final week of February, U.S. and international equity markets rose steadily with several major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S. By early September, key U.S. market indices hit new record highs before falling back slightly as COVID-19 infection rates spiked, raising fears of a resurgence as well as the possibility of increased social distancing restrictions and shuttering of businesses. Equity markets generally rose again in November and December fueled by the early stages of a shift in the market towards cyclical sectors, in part as a result of the initial distribution of COVID-19 vaccines in December. Over the reporting period, the U.S. dollar weakened against a basket of international currencies, generally increasing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index returned 18.40%, with sectors that benefitted as a result of the COVID-19 pandemic and associated stay-at-home orders, such as the information technology sector, outperforming other sectors that were more impacted by the COVID-19 pandemic. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 7.82% for the reporting period. Emerging markets were stronger, with the MSCI Emerging Markets Index (Net)* returning 18.31% for the reporting period. Fixed-income markets were strong over the period with the Bloomberg Barclays US Aggregate Bond Index returning 7.51% and the FTSE non-US Dollar World Government Bond Index returning 10.78% for the reporting period.
Prior to the onset of the COVID-19 pandemic, the U.S. economy, despite ongoing trade tensions with China, maintained steady growth, albeit at a slowing pace. However, amid the fallout of the COVID-19 pandemic, the U.S. entered recessionary territory with record speed. U.S. gross domestic product (GDP) fell steeply, declining at
Asset Class Performance Comparison % returns during the 12 months ended December 31, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

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Schwab VIT Growth Portfolio
The Investment Environment (continued)

an annualized rate of 5.0% and 31.4% for the first and second quarters of 2020, respectively, with the second quarter representing the largest contraction in U.S. GDP since 1947 when modern GDP measurements began. GDP subsequently jumped by an annualized rate of 33.4% for the third quarter of 2020, reflecting increased consumer demand and business spending. Unemployment remained at record lows through February before a record number of unemployment claims in March resulted in the largest monthly increase in the U.S. unemployment rate since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Unemployment declined from May through November, dropping below double digits beginning in August. Unemployment was unchanged from November to December. Consumer confidence remained solid through February, but was volatile over the remainder of the reporting period.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic, which exacerbated economic weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. In the first four months of the reporting period, oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures briefly fell to negative territory as storage capacity evaporated and demand waned. However, as production was slashed, relieving pressure on constrained storage capacity, demand stabilized. First, second, and third quarter 2020 growth was negative in the eurozone and the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union resulting in an 11-month transition period with respect to economic and customs matters. Japan fared slightly better, although GDP still contracted for the first and second quarters of 2020. Even China and India, which had maintained stronger growth than many developed countries, showed weakness. In China, GDP contracted in the first quarter, but rebounded in the second and third quarters.
Many central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., after enacting three interest rate cuts in the second half of 2019 and as the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate of 0.00% to 0.25%. In addition, the Fed also announced extensive emergency measures to support the economy in light of the COVID-19 pandemic, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, new financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to potentially allow inflation to rise above its 2% target for periods of time even in times of rising employment. Outside the U.S., central banks were similarly accommodative. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the annual pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency cuts in March. Central banks in key emerging market economies—including China, India, Mexico, Russia, and Thailand—lowered their policy rates or maintained already low rates in response to pandemic-driven pressures.
Throughout most of the reporting period, bond prices rose on strong demand, driving yields down. (Bond prices and bond yields typically move in opposite directions.) Corporate credit markets were particularly strong. At the end of March 2020, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows. Yields remained near record lows through the remainder of the reporting period. The yield on the 10-year U.S. Treasury fell from 1.92% at the beginning of the reporting period to 0.93% at the end of the reporting period. The yield on the three-month U.S. Treasury fell from 1.55% to 0.09% over the period. Yields trended upward late in the reporting period in anticipation of a new fiscal aid package and hope for economic improvement in 2021. Outside the U.S., bond yields generally remained low.

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Schwab VIT Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in January 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the fund. Previously, Mr. Kwok served as an associate portfolio manager with CSIM from 2012 to 2016. Prior to that, he worked as a fund administration manager for CSIM, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration for the Charles Schwab Trust Bank Collective Investment Trusts and Schwab’s multi-asset mutual funds. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio as of December 31, 2020

The Schwab VIT Growth Portfolio (the fund) seeks to provide long-term capital appreciation. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed-income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds, as well as unaffiliated ETFs. The fund may also invest in affiliated mutual funds from Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds. The fund uses the internally calculated VIT Growth Composite Index (the composite index) as a performance gauge. The composite index comprises 82% equity, 14% fixed income, and 4% cash.
Market Highlights. The 12-month reporting period ended December 31, 2020, was a historically volatile one for global equity markets. Up until the final week of February, U.S. and international equity markets rose steadily with several major market indices hitting new highs in mid-February. However, beginning in late February, the COVID-19 outbreak wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days in late February and early March. By the end of March, governments and central banks around the world had begun passing extensive emergency rescue and fiscal stimulus measures in an effort to support their economies. The extraordinary response prompted a rally in global equity markets from their March lows, particularly in the U.S. By early September, key U.S. market indices hit new record highs before falling back slightly as COVID-19 infection rates spiked, raising fears of a resurgence as well as the possibility of increased social distancing restrictions and shuttering of businesses. Equity markets generally rose again in November and December, in part as a result of the initial distribution of COVID-19 vaccines in December. Over the reporting period, the U.S. dollar weakened against a basket of international currencies, generally increasing the returns on overseas investments in U.S. dollar terms.
Performance. For the 12-month reporting period ended December 31, 2020, the fund returned 11.34%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg Barclays US Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 20.79% and 7.51%, respectively. The composite index, described above, returned 11.95%.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
The fund’s U.S. equity exposure was the largest contributor to the fund’s total return. The Schwab U.S. Large-Cap ETF was the largest contributor to the fund’s total return, returning approximately 21% for the reporting period and generally tracking its comparative index component. The Schwab U.S. Small-Cap ETF also contributed to the total return of the fund, returning approximately 19% for the reporting period and generally tracking its comparative index component. The iShares Micro-Cap ETF detracted from the total return of the fund, returning approximately -19% while held by the fund. The iShares Micro-Cap ETF was removed from the fund in April 2020.
The fund’s international equity exposure also contributed to the total return of the fund. The Schwab International Equity ETF, representing the fund’s developed international markets exposure, returned approximately 10% for the reporting period, the Schwab Emerging Markets Equity ETF, representing the fund’s emerging markets exposure, returned approximately 14% for the reporting period, and the Schwab International Small-Cap Equity ETF, representing the fund’s international small-cap exposure, returned approximately 10% for the reporting period. On a relative basis, the three international equity funds generally tracked their comparative index components.
The fund’s fixed-income exposure also contributed to the fund’s total return. The Schwab U.S. Aggregate Bond ETF contributed to the total return of the fund, returning approximately 7% for the reporting period and generally tracking its comparative index component. The Schwab U.S. TIPS ETF also contributed to the total return of the fund, returning approximately 5% while held by the fund and generally tracking its comparative index component. The Schwab U.S. TIPS ETF was removed from the fund in April 2020.
The fund’s allocation to global commodities was the largest detractor from the total return of the fund. The Credit Suisse Commodity Return Strategy Fund (Class I) returned approximately -23% while held by the fund. The Credit Suisse Commodity Return Strategy Fund (Class I) was removed from the fund in April 2020.
The fund’s real estate exposure also detracted from the total return of the fund, with the Schwab U.S. REIT ETF returning approximately -15% for the reporting period.
Management views and portfolio holdings may have changed since the report date.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Performance and Fund Facts as of December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (July 25, 2012 – December 31, 2020)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab VIT Growth Portfolio (07/25/12)	11.34%	9.23%	8.48%
S&P 500® Index	18.40%	15.22%	15.35%
Bloomberg Barclays US Aggregate Bond Index	7.51%	4.44%	3.17%
VIT Growth Composite Index	11.95%	9.83%	9.16%
Fund Category: Morningstar Allocation – 70% to 85% Equity[2]	11.48%	9.73%	N/A
Fund Expense Ratio[3]: 0.57%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenses (AFFE), which are based on estimated amounts for the current fiscal year and are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the Financial Highlights section of the financial statements.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Performance and Fund Facts as of December 31, 2020 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	18%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2020 and held through December 31, 2020.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 7/1/20	Ending Account Value (Net of Expenses) at 12/31/20[2]	Expenses Paid During Period 7/1/20-12/31/20[2,5]	Effective Expenses Paid During Period 7/1/20-12/31/20[4,5]
Schwab VIT Growth Portfolio
Actual Return	0.49%	0.55%	$1,000.00	$1,198.40	$2.71	$3.04
Hypothetical 5% Return	0.49%	0.55%	$1,000.00	$1,022.64	$2.49	$2.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 366 days of the fiscal year.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Statements
Financial Highlights
	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$16.24	$13.75	$15.28	$13.26	$12.50
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.30	0.27	0.23	0.20
Net realized and unrealized gains (losses)	1.51	2.54	(1.53)	2.02	0.75
Total from investment operations	1.75	2.84	(1.26)	2.25	0.95
Less distributions:
Distributions from net investment income	(0.32)	(0.27)	(0.22)	(0.19)	(0.17)
Distributions from net realized gains	(0.15)	(0.08)	(0.05)	(0.04)	(0.02)
Total distributions	(0.47)	(0.35)	(0.27)	(0.23)	(0.19)
Net asset value at end of period	$17.52	$16.24	$13.75	$15.28	$13.26
Total return	11.34%	20.84%	(8.35%)	17.14%	7.67%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[2]	0.50%	0.51%	0.50%	0.50%	0.51%
Gross operating expenses[2]	0.50%	0.51%	0.50%	0.50%	0.51%
Net investment income (loss)	1.55%	1.98%	1.78%	1.61%	1.54%
Portfolio turnover rate	18%	5%	9%	6%	21% [3]
Net assets, end of period (x 1,000,000)	$165	$160	$140	$150	$131

1
Calculated based on the average shares outstanding during the period.
2
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
3
The portfolio turnover rate increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.

Schwab VIT Growth Portfolio  |  Annual Report
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Schwab VIT Growth Portfolio
Portfolio Holdings as of December 31, 2020

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov and on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus. The fund also makes available its complete schedule of portfolio holdings 60 to 80 days after the end of the fiscal quarter on the fund’s website.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 42.2%
Large-Cap 35.1%
Schwab U.S. Large-Cap ETF	639,837	58,193,175
Small-Cap 7.1%
Schwab U.S. Small-Cap ETF	131,649	11,716,761
		69,909,936

International Stocks 34.1%
Developed-Market Large-Cap 20.9%
Schwab International Equity ETF	959,484	34,551,019
Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF	221,029	8,321,742
Emerging-Market 8.2%
Schwab Emerging Markets Equity ETF	440,765	13,509,447
		56,382,208

Real Assets 6.0%
Real Estate 6.0%
Schwab U.S. REIT ETF	260,630	9,896,121

Fixed Income 13.8%
Intermediate-Term Bond 13.8%
Schwab U.S. Aggregate Bond ETF	407,312	22,821,691

Security	Number of Shares	Value ($)
Money Market Fund 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	4,632,513	4,633,903
Total Affiliated Underlying Funds
(Cost $113,057,235)		163,643,859
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Royal Bank of Canada
0.01%, 01/04/21 (b)	1,654,664	1,654,664
Total Short-Term Investment
(Cost $1,654,664)		1,654,664
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 12/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$13,024,151	$1,277,939	($2,219,485)	($13,612)	$1,440,454	$13,509,447	440,765	$284,813
Schwab International Equity ETF	33,809,483	2,940,113	(4,677,432)	33,720	2,445,135	34,551,019	959,484	740,133
Schwab International Small-Cap Equity ETF	8,196,423	612,350	(1,301,716)	(32,165)	846,850	8,321,742	221,029	134,585
Schwab U.S. Aggregate Bond ETF	19,017,286	8,009,509	(5,022,702)	102,244	715,354	22,821,691	407,312	484,265
Schwab U.S. Large-Cap ETF	46,492,555	9,951,150	(8,511,415)	1,208,588	9,052,297	58,193,175	639,837	955,093
Schwab U.S. REIT ETF	9,356,721	2,175,614	(184,584)	(89,559)	(1,362,071)	9,896,121	260,630	269,420
Schwab U.S. Small-Cap ETF	11,398,721	1,202,195	(2,965,748)	694,802	1,386,791	11,716,761	131,649	138,301
Schwab U.S. TIPS ETF	1,514,853	—	(1,583,073)	123,761	(55,541)	—	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	6,942,327	31,342	(2,340,000)	823	(589)	4,633,903	4,632,513	30,386
Total	$149,752,520	$26,200,212	($28,806,155)	$2,028,602	$14,468,680	$163,643,859		$3,036,996
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab VIT Growth Portfolio
Portfolio Holdings as of December 31, 2020 (continued)

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$163,643,859	$—	$—	$163,643,859
Short-Term Investment[1]	—	1,654,664	—	1,654,664
Total	$163,643,859	$1,654,664	$—	$165,298,523
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2020
Assets
Investments in affiliated underlying funds, at value (cost $113,057,235)		$163,643,859
Investments in unaffiliated issuers, at value (cost $1,654,664)		1,654,664
Receivables:
Investments sold		817,748
Dividends		30,630
Prepaid expenses	+	338
Total assets		166,147,239
Liabilities
Payables:
Investments bought		535,428
Investment adviser and administrator fees		68,493
Independent trustees’ fees		157
Fund shares redeemed		15,358
Accrued expenses	+	33,181
Total liabilities		652,617
Net Assets
Total assets		166,147,239
Total liabilities	–	652,617
Net assets		$165,494,622
Net Assets by Source
Capital received from investors		114,413,885
Total distributable earnings		51,080,737

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$165,494,622		9,448,462		$17.52

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Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2020 through December 31, 2020
Investment Income
Dividends received from affiliated underlying funds		$3,036,996
Dividends received from unaffiliated underlying funds		18,322
Interest		1,794
Securities on loan, net	+	7,039
Total investment income		3,064,151
Expenses
Investment adviser and administrator fees		675,168
Professional fees		26,004
Independent trustees’ fees		19,290
Portfolio accounting fees		13,442
Shareholder reports		4,659
Custodian fees		2,922
Transfer agent fees		2,626
Other expenses	+	4,180
Total expenses	–	748,291
Net investment income		2,315,860
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		2,028,602
Net realized losses on sales of unaffiliated underlying funds	+	(2,882,670)
Net realized losses		(854,068)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		14,468,680
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	572,453
Net change in unrealized appreciation (depreciation)	+	15,041,133
Net realized and unrealized gains		14,187,065
Increase in net assets resulting from operations		$16,502,925

Schwab VIT Growth Portfolio  |  Annual Report
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Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/20-12/31/20		1/1/19-12/31/19
Net investment income		$2,315,860	$3,026,350
Net realized gains (losses)		(854,068)	1,421,371
Net change in unrealized appreciation (depreciation)	+	15,041,133	24,216,395
Increase in net assets from operations		16,502,925	28,664,116
Distributions to Shareholders
Total distributions		($4,476,302)	($3,510,051)

Transactions in Fund Shares
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		369,653	$5,468,746	408,189	$6,235,124
Shares reinvested		306,177	4,476,302	230,773	3,510,051
Shares redeemed	+	(1,101,197)	(16,858,442)	(938,661)	(14,361,614)
Net transactions in fund shares		(425,367)	($6,913,394)	(299,699)	($4,616,439)
Shares Outstanding and Net Assets
		1/1/20-12/31/20		1/1/19-12/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,873,829	$160,381,393	10,173,528	$139,843,767
Total increase or decrease	+	(425,367)	5,113,229	(299,699)	20,537,626
End of period		9,448,462	$165,494,622	9,873,829	$160,381,393

Schwab VIT Growth Portfolio  |  Annual Report
See financial notes

Schwab VIT Growth Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab mutual funds and Laudus mutual funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2020, 100% of the fund’s shares were held through separate accounts of two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values,

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of December 31, 2020, the fund had no securities on loan.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which an underlying fund invests. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
•   Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
•   Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
•   Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to be announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

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Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2020, the Schwab VIT Growth Portfolio’s ownership percentages of other related funds’ shares are:
Schwab Emerging Markets Equity ETF	0.2%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.3%
Schwab U.S. Aggregate Bond ETF	0.3%
Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Financial Notes (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended December 31, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$26,208,890	$36,180,842

8. Federal Income Taxes:
As of December 31, 2020, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$115,753,626
Gross unrealized appreciation	$50,586,624
Gross unrealized depreciation	(1,041,727)
Net unrealized appreciation (depreciation)	$49,544,897
As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,314,557
Net unrealized appreciation (depreciation) on investments	49,544,897
Capital loss carryforwards	(778,717)
Total	$51,080,737
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the fund had capital loss carryforwards of $778,717 available to offset future net capital gains.

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Schwab VIT Growth Portfolio
Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current fiscal year end distributions
Ordinary income	$3,026,731
Long-term capital gains	1,449,571
Prior fiscal year end distributions
Ordinary income	$2,716,301
Long-term capital gains	793,750
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the fund did not incur any interest or penalties.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended December 31, 2018 and December 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Growth Portfolio (the “Fund”), one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2020, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the four years in the period ended December 31, 2019 were audited by other auditors, whose report, dated February 18, 2020, expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and transfer agent. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 17, 2021
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

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Schwab VIT Growth Portfolio
Other Federal Tax Information (unaudited)

For corporate shareholders, 31.63% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2020, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $1,449,571 as long-term capital gain dividends for the fiscal year ended December 31, 2020.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Liquidity Risk Management Program  (Unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Fund’s Board of Trustees (the “Board”) has designated the Fund’s investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Fund’s Board reviewed a report at its meeting held on September 22, 2020 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2019, through May 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing the Fund’s liquidity risk.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None

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Schwab VIT Growth Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

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Schwab VIT Growth Portfolio
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Glossary

Bloomberg Barclays US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
Dow Jones Equity All REIT Capped Index  A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex US Liquid Index (Net)  An index comprised of small-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small-capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Schwab VIT Growth Portfolio  |  Annual Report

Schwab VIT Growth Portfolio
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
VIT Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective July 1, 2020: 14.0% Bloomberg Barclays US Aggregate Bond Index, 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 35.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 7.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 8.0% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex US Index (Net), 5.0% FTSE Developed Small Cap ex US Liquid Index (Net). From April 29, 2020 through June 30, 2020, the blended index was derived using the following allocations: 14.0% Bloomberg Barclays US Aggregate Bond Index, 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index, 6.0% Dow Jones U.S. Select REIT Index, 35.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 7.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 8.0% FTSE All Emerging Index
(Net), 21.0% FTSE Developed ex US Index (Net), 5.0% FTSE Developed Small Cap ex US Liquid Index (Net). From June 8, 2016 through April 28, 2020, the blended index was derived using the following allocations: 12% Bloomberg Barclays US Aggregate Bond Index, 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index, 1% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 29% Dow Jones U.S. Large-Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 8% FTSE All Emerging Index (Net), 21% FTSE Developed ex US Index (Net), 5% FTSE Developed Small Cap ex US Liquid Index (Net), and 2% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 29% Dow Jones U.S. Large-Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex US Index (Net), 5% FTSE Developed Small Cap ex US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 5% Bloomberg Barclays US Treasury 3-10 Year Index, 2% Bloomberg Barclays US Credit Index, 5% Bloomberg Barclays US Mortgage Backed Securities Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index.

Schwab VIT Growth Portfolio  |  Annual Report

Item 2:	Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f) (1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2020	Fiscal Year 2019	Fiscal Year 2020	Fiscal Year 2019	Fiscal Year 2020	Fiscal Year 2019	Fiscal Year 2020	Fiscal Year 2019
$103,520	$130,692	$9,000	$9,090	$15,500	$12,273	$0	$0

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2020: $3,577,864                        2019: $21,363

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	February 17, 2021

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	February 17, 2021